Filed pursuant to Rule 497(c) under the
Securities Act of 1933, as amended
Securities Act File No. 333-141120
As permitted by the Securities and Exchange Commission, paper copies of the EIC Value Fund’s annual and semi
-annual
shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the EIC Value Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports are available on the EIC Value Fund’s website (www.eicvalue.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the EIC Value Fund, call the Fund toll
-free
at (855) 430
-6487
or write to the EIC Value Fund at:
EIC Value Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029

EQUITY INVESTMENT CORPORATION

FOUNDED 1986

Value • Quality • Growth

EIC VALUE FUND

Class A (EICVX)
Class C (EICCX)
Institutional Class (EICIX)
Retail Class (EICRX)
of
FundVantage Trust
PROSPECTUS
September
1, 2021
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY
EIC VALUE FUND
Investment Objective
The EIC Value Fund (the “Fund”) seeks to achieve long
-term
capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 15 of the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment):
	Class A	Class C	Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% 1	1.00% 2	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses 3,4	1.33%	2.08%	1.08%	1.33%
Fee Waiver and/or Expense Reimbursement 3	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 3	1.19%	1.94%	0.94%	1.19%

1
A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker
-dealer
was not paid a commission.

2
A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker
-dealer
was not paid a commission at the time of purchase.

3
Equity Investment Corporation (“EIC” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three
-year
period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

4
“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual or semi
-annual
reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C, Institutional Class shares, and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$665	$935	$1,226	$2,052
Class C	$297	$638	$1,106	$2,399
Institutional Class	$96	$330	$582	$1,305
Retail Class	$121	$408	$715	$1,589
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of all capitalization sizes.
The Fund invests in companies the Adviser believes are well
-managed
, structurally sound, and selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long
-term
structural decline (i.e., “value traps”).
Starting with the Russell 3000
®
universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital (“ROIC”), returns on equity (“ROE”), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non
-opinionated
research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser’s in
-house
valuation models, which rely on ROE and earnings growth as key inputs.
After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web
-based
analytics to facilitate financial statement and ratio analysis which helps the Adviser to identify and avoid companies with characteristics that are consistent with potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings
-power
is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund’s portfolio.
The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company’s quality or financial strength falls below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund’s value will be trimmed to reduce exposure.

Up to 20% of the Fund’s net assets may be held in cash, cash equivalents, or short
-term
investments if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund’s assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund’s capital appreciation during market upturns.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield, and total return. It is possible to lose money by investing in the Fund.
•
Common Stock Risk:
Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their effects can be predicted.
•
Management Risk:
As with any managed fund, the Adviser may not be successful in selecting the best
-performing
securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•
Model and Data Risk:
Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies, and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
•
Other Investment Companies Risk:
When the Fund invests in other investment companies, including exchange
-traded
funds, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which other investment companies may be subject.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Value Investing Risk:
A value
-oriented
investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past nine calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500
®
Index and the Russell 3000
®
Value Index, each a broad measure of market performance. The maximum front
-end
sales charge is not reflected in the bar chart or the calendar year
-to-date
returns; if the front
-end
sales charge were reflected, the bar chart and the calendar year
-to-date
returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance
, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
www.eicvalue.com
.
Current returns may be lower or higher. Call 877
-342-0111
for the
latest
month
-end
performance figures.
Calendar Year
-to-Date
Total Return as of June
30, 2021: 21.37%
During the periods shown in the chart
Best Quarter	Worst Quarter
15.77%	-24.07%
(December 31, 2020)	(March 31, 2020)
EIC Value Fund — Class A Shares Average Annual Total Returns for the Periods Ended December 31, 2020	1 Year	5 Years	Since Inception (May 19, 2011)
Class A Shares Return Before Taxes 1	-1.71%	7.07%	7.46%
Return After Taxes on Distributions 1	-3.01%	5.41%	6.31%
Return After Taxes on Distributions and Sale of Shares 1	-0.09% 2	5.33%	5.86%
Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes) 3	2.87%	9.74%	9.96%
S&P 500 ® Index (reflects no deductions for fees or expenses or taxes) 4	18.40%	15.22%	13.62%
EIC Value Fund — Class C Shares Average Annual Total Returns for the Periods Ended December 31, 2020	1 Year	5 Years	Since Inception (July 18, 2011)
Class C Shares Return Before Taxes	3.20% 5	7.47%	7.57%
Russell 3000 ® Value Index (reflects no deductions for fees or expenses or taxes) 3	2.87%	9.74%	10.47%
S&P 500 ® Index (reflects no deductions for fees or expenses or taxes) 4	18.40%	15.22%	14.06%

EIC Value Fund — Institutional Class Shares Average Annual Total Returns for the Periods Ended December 31, 2020	1 Year	5 Years	Since Inception (April 29, 2011)
Institutional Class Shares Return Before Taxes	4.25%	8.56%	8.31%
Russell 3000 ® Value Index (reflects no deductions for fees or Expenses) 3	2.87%	9.74%	9.72%
S&P 500 ® Index (reflects no deductions for fees or Expenses) 4	18.40%	15.22%	13.38%

1
   Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front
-end
sales charge of 5.50%.

2
   The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.

3
   The Russell 3000
®
Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000
®
Index companies with lower price
-to-book
ratios and lower forecasted growth rates.

4
   The S&P 500
®
Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole.

5
   Reflects the imposition of the maximum deferred sales charge of 1.00%.
After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Class A shares only; after
-tax
returns for Class C and Institutional Shares will vary.
Management of the Fund
Investment Adviser
Equity Investment Corporation serves as the Fund’s investment adviser.
Portfolio Managers
•
W. Andrew Bruner
, CFA, CPA, joined EIC in 1999 and is a Principal, Chief Financial Officer, and the Director of Research. Mr.
Bruner has been managing the Fund since its inception in 2011.
•
R. Terrence Irrgang
, CFA, joined EIC in 2003 and is a Principal, Chief Executive Officer, and Portfolio Manager. Mr.
Irrgang has been managing the Fund since its inception in 2011.
•
Ian T. Zabor
, CFA, joined EIC in 2005 and is a Principal, Corporate Secretary, and Portfolio Manager. Mr.
Zabor has been managing the Fund since its inception in 2011.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Class A	Class C	Institutional Class	Retail Class
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000	$2,500
	Additional Investments	$250	$250	No Minimum	$250
Individual Retirement Accounts	Initial Investment	$2,500	$2,500	$100,000	$2,500
	Additional Investments	$250	$250	No Minimum	$250
Automatic Investment Plan	Initial Investment	$2,500	$2,500	Not available	$2,500
	Additional Investments	$250	$250	Not available	$250

The Fund reserves the right to waive the minimum initial investment requirement for any investor. You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Dr. Westborough, MA 01581 -1722 (855) 430 -6487
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) at (855) 430
-6487
for current wire instructions.
Redemption by Telephone:
Call Shareholder Services toll
-free
at (855) 430
-6487
.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
capital appreciation. Although no change is anticipated, the Fund’s investment objective may be changed by the Board of Trustees of the Trust without shareholder approval upon written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies (as defined below) are those that the Adviser will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
Research
The research performed at the Adviser is fundamental, original, and based upon valuation models that were developed in
-house
. There are three primary areas of research: valuation, financial statement analysis, and accounting and earnings quality due diligence. Throughout the research process, but especially in the financial statement analysis and accounting and earnings quality research phases, the Adviser is looking for evidence that a company is well
-managed
and structurally sound.
Valuation
Valuation is a critical aspect of the Adviser’s investment methodology. The Adviser’s valuation methodology focuses on determining the value of owning a business to achieve a targeted return on both the initial acquisition capital and the capital reinvested as an owner to grow the business over a given time horizon. The Adviser believes two of the most important drivers of value are return on equity and earnings growth. The models provide a guide to “fair” value and also a reasonable “buy” price, which embodies a margin of safety. Importantly, the valuation models serve as a framework for asking questions regarding the Adviser’s valuation assumptions, as contrasted against the assumptions implicit in the market’s current price for a company.
Financial Statement Analysis
The Adviser employs a comprehensive set of web
-based
analytics to monitor company fundamentals. These tools facilitate financial statement and ratio analysis and are useful for efficiently understanding important characteristics of a business’s structural and financial health. The Adviser believes these tools have helped it minimize ownership in value traps; that is, companies that appear to be inexpensive but are no longer healthy enough to grow.
Accounting and Earnings Quality Due Diligence
The Adviser performs in
-depth
company
-specific
analysis which centers on reading the annual and quarterly reports along with proxy statements, company presentations, earnings press releases, and other relevant news to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings
-power
is different than what the financial statements portray.
Buy/Sell Discipline
The Adviser buys stock in companies that it believes are selling at a discount to “fair” value as an ongoing business entity, and that have passed its reviews for structural soundness and accounting quality due diligence.
The Adviser sells stocks if any of the following conditions are met:
•
The security reaches the Adviser’s measure of full value;
•
The position increases to more than 6% of the Fund’s portfolio (in which case it will be trimmed);
•
The company shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls;
•
A major change occurs, rendering historical data invalid for determining the value of business ownership;

•
The company’s quality and financial strength fall below acceptable levels; or
•
A more attractive investment opportunity is identified.
Other Investment Strategies
The Fund may invest in equity
-related
securities (such as convertible bonds, convertible preferred stock, warrants, options, and rights). The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non
-convertible
fixed
-income
securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.
The Fund may also invest in fixed
-income
securities. The market value of fixed
-income
investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise, and during periods of rising interest rates, the values of those securities generally fall. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short
-term
investment
-grade
fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange
-traded
funds, cash equivalents, or short
-term
investments. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.
PRINCIPAL RISKS
The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:
•
Common Stock Investment Risk:
Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their effects can be predicted.
•
Management Risk:
As with any managed fund, the Adviser may not be successful in selecting the best
-performing
securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. As a high conviction investor, the Adviser typically takes long
-term
positions in companies it believes are undervalued by the market. Companies in which the Fund invests may remain out of favor with the market for extended periods of time. The Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Fund’s investment style is unlikely to result in performance that closely correlates to specific market indices over time and may include extended periods of underperformance as compared to the broader market. There is no assurance investors will not lose principal invested in the Fund. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies, and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Model and Data Risk:
The Adviser utilizes quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well
-founded
model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
•
Other Investment Companies Risk:
When the Fund invests in other investment companies, including exchange
-traded
funds, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which other investment companies may be subject.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Value Investing Risk:
A value
-oriented
investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory, they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions, and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
OTHER RISKS
In addition to the principal risks described above, the Fund may also be subject to the following risk.
•
Cybersecurity Risk:
As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (855) 430
-6
487
. The SAI may also be viewed or downloaded, free of charge, on the Fund’s website at
www.eicvalue.com
or from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities, and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Equity Investment Corporation is a registered investment adviser located at 1776 Peachtree Street, NW, Suite 600S, Atlanta, GA 30309. EIC has been providing investment advisory services since 1986 (interim succession 2016). In addition to serving as the investment adviser to the Fund, EIC provides portfolio management services to individuals, institutions, and retirement plans. As of June
30, 2021, EIC managed or advised $3.9
billion for clients, with $1.9
billion in assets under management and $2.0
billion in advisory business. EIC, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies, and limitations. For its services as Adviser to the Fund, Equity Investment Corporation is entitled to receive an investment advisory fee of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more, but less than $1
billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. For the fiscal year ended April
30, 2021, after fee waivers and/or expense recoupments, EIC received an aggregate investment advisory fee as a percentage of average net assets of 0.62%.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Adviser and the Trust, on behalf of the Fund, is available in the Fund’s annual report to shareholders for the fiscal period ended April
30, 2021.
PORTFOLIO MANAGERS
W. Andrew Bruner, CPA, CFA
, is a Principal, Chief Financial Officer, and Director of Research at EIC. Mr.
Bruner joined EIC in 1999 as a Portfolio Manager. From 1992 to 1999, he held various positions with KPMG LLP, ultimately serving as a senior manager in the firm’s transaction services practice conducting mergers and acquisitions due diligence. Mr.
Bruner received a BA from the University of the South in 1990 followed by a Master in Professional Accounting degree from the University of Texas at Austin in 1991. Andrew received the Certified Public Accountant designation in 1993 and the Chartered Financial Analyst
®
designation in 1999.
R. Terrence Irrgang, CFA
, is a Principal, Chief Executive Officer, and Portfolio Manager at EIC. Mr.
Irrgang joined EIC in 2003 as a Portfolio Manager. From 1992 to 2003, he was a Global Partner, Portfolio Manager, and Product Manager for INVESCO Capital Management. Before that, he worked nine years with Mercer Consulting and Towers Perrin, where he assisted plan sponsors with asset allocation, manager selection, and performance monitoring activities. He received a BA from Gettysburg College in 1979 and earned an MBA from Temple University in 1981. Terry received the Chartered Financial Analyst
®
designation in 1999.
I
an T. Zabor, CFA
, is a Principal, Corporate Secretary, and Portfolio Manager at EIC. Mr.
Zabor joined EIC in 2005 as a Research Analyst. Before joining EIC, he held trading, analyst, and portfolio management roles with AG Edwards, the US Small Business Administration, and Wachovia Securities. He received a BA from Indiana University in 1997 and an MBA from the Darden School of Business at the University of Virginia in 2002. Ian received the Chartered Financial Analyst
®
designation in 2004.
The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.
PRIOR PERFORMANCE OF THE INVESTMENT ADVISER
Shown on the opposite page is performance information for the EIC All Cap Value Composite (the “Composite”). The Composite includes fully discretionary, internally administered non
-wrap
accounts that are invested in the All Cap Value strategy, a portfolio of U.S. companies. These accounts are managed with the same investment objective as the Fund and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.
The Composite for which results are reported is “gross” and “net” of EIC’s investment management fees. For the period from January
1, 1986 to December
31, 1988, the total return “net” of fees was calculated by deducting the typical management fees of 1% per year from the gross return. For the period from January
1, 1989 to June
30, 2021, the total return net of fees was calculated by deducting actual fees.
The Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate accounts are lower than the expected operating expenses of the Fund, the Fund’s performance results would be lower than the performance results of the Composite.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE ACTUAL RETURN AND VALUE OF AN ACCOUNT WILL FLUCTUATE AND AT ANY POINT IN TIME COULD BE WORTH MORE OR LESS THAN THE AMOUNT INITIALLY INVESTED.
Historical Performance of the Composite
	Annual Total Returns				Composite Statistics
	Period	Net of Fees	Gross of Fees	Russell 3000 ® Value Index	Annual Composite Dispersion	Number of Portfolios	Composite Assets (U.S. Dollars)	Composite Assets (As % of Product Assets)	Non-Fee Paying Portfolios (%)	Total Firm Assets ($ Millions)
Period Ended June 30
	2021	21.5%	21.8%	17.7%	0.4%	208	$211.7	15%	1%	$1,923.7
Periods Ended December 31
	2020	4.0%	4.6%	2.9%	0.8%	214	$180.3	16%	<1%	$1,607.6
	2019	22.1%	22.8%	26.3%	0.8%	275	$239.2	15%	<1%	$2,245.1
	2018	-7.0%	-6.5%	-8.6%	0.4%	291	$219.5	14%	<1%	$2,219.9
	2017	15.0%	15.6%	13.2%	0.5%	293	$380.3	19%	<1%	$2,790.7
	2016	11.5%	12.1%	18.4%	0.6%	353	$501.4	22%	<1%	$2,994.4
	2015	-4.8%	-4.3%	-4.1%	0.4%	378	$475.3	17%	<1%	$3,658.9
	2014	14.3%	15.0%	12.7%	0.4%	372	$537.9	17%	<1%	$3,862.6
	2013	23.8%	24.5%	32.7%	0.6%	273	$491.4	19%	<1%	$3,286.2
	2012	9.2%	9.9%	17.6%	0.4%	211	$480.3	27%	<1%	$2,301.1
	2011	6.8%	7.5%	-0.1%	0.5%	187	$182.7	22%	1%	$1,127.9
	2010	17.2%	18.0%	16.2%	0.5%	158	$142.6	22%	1%	$836.9
	2009	25.0%	25.9%	19.8%	1.2%	143	$112.5	26%	<1%	$541.2
	2008	-23.9%	-23.4%	-36.3%	0.8%	148	$87.3	26%	<1%	$362.6
	2007	2.6%	3.3%	-1.0%	0.8%	138	$110.8	27%	<1%	$448.1
	2006	15.7%	16.6%	22.3%	0.5%	116	$101.0	26%	0%	$487.2
	2005	1.9%	2.8%	6.9%	0.7%	92	$72.3	23%	0%	$463.6
	2004	12.9%	13.9%	16.9%	0.4%	61	$51.3	23%	0%	$388.1
	2003	24.3%	25.2%	31.1%	0.6%	39	$97.9	50%	0%	$231.0
	2002	-4.4%	-3.6%	-15.2%	1.5%	37	$58.7	72%	0%	$110.7
	2001	15.8%	16.9%	-4.3%	1.7%	23	$51.7	85%	0%	$82.2
	2000	17.3%	18.0%	8.0%	1.1%	28	$43.8	75%	1%	$62.3
	1999	0.0%	0.7%	6.6%	0.9%	36	$38.2	73%	1%	$64.1
	1998	14.9%	15.8%	13.5%	0.7%	27	$24.4	87%	0%	$35.2
	1997	29.5%	30.5%	34.8%	0.7%	24	$21.0	73%	0%	$38.8
	1996	8.1%	9.0%	21.6%	0.9%	29	$28.3	57%	0%	$69.7
	1995	18.1%	19.0%	37.0%	0.6%	33	$30.1	43%	0%	$93.4
	1994	-0.6%	0.2%	-1.9%	0.8%	65	$32.7	46%	0%	$92.6
	1993	10.4%	11.3%	18.7%	0.7%	72	$44.0	66%	0%	$84.5
	1992	9.8%	10.6%	14.9%	0.9%	69	$53.3	70%	0%	$84.1
	1991	36.0%	37.0%	25.4%	1.3%	58	$35.6	73%	0%	$48.9
	1990	-8.7%	-8.0%	-8.8%	0.7%	59	$25.8	85%	0%	$30.4
	1989	20.0%	20.8%	24.2%	1.6%	51	$21.4	77%	0%	$27.8
	1988	26.2%	27.4%	23.6%	1.7%	14	$6.0	75%	2%	$8.0
	1987	9.5%	10.6%	-0.1%	N/A	5	$0.5	78%	36%	$0.6
	1986	23.8%	25.0%	18.8%	N/A	2	$0.2	100%	100%	$0.2
	Annualized Total Returns as of June 30, 2021
	Composite
Period Ended June 30	Net of Fees	Gross of Fees	Russell 3000 ® Value Index
1 Year	43.7%	44.5%	45.4%
3 Years	12.9%	13.6%	12.2%
5 Years	12.1%	12.7%	12.0%
7 Years	9.1%	9.7%	9.4%
10 Years	10.7%	11.3%	11.5%
Since Inception	11.1%	11.9%	10.7%

The Composite (inception date January
1, 1986) reflects the use of a value
-based
investment strategy that is primarily invested in common stocks of U.S. companies included in the Russell 3000
®
Value Index (the “Composite Strategy”), which is substantially similar to that of the Fund. For the periods from inception to July
1, 1995, the Composite includes all discretionary accounts using the Composite Strategy, and for the periods after July
1, 1995, the Composite includes all discretionary non
-wrap
accounts using the Composite Strategy. The Composite benchmark is the Russell 3000
®
Value Index, which measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000
®
companies with lower price
-to-book
ratios and lower forecasted growth values. The Russell 3000
®
Value Index is reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The returns for this index do not include any transaction costs, management fees, or other costs.
Performance results reflect the reinvestment of dividends and other earnings. All returns are based in U.S. dollars and are computed using a time
-weighted
total rate of return. Gross of Fees returns are presented before management and custodial fees but after all trading expenses. For the period from January
1, 1986 to December
31, 1988, the total return “net” of fees was calculated by deducting typical management fees of 1% per year from the gross return. For the period from January
1, 1989 to June
30, 2021, the total return net of fees was calculated by deducting actual fees.
The dispersion of annual returns is measured by the asset
-weighted
standard deviation of account returns represented within the composite for the full year. For those periods with five or fewer accounts included for the entire year, “N/A” is noted as the dispersion is not considered meaningful.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. IT SHOULD NOT BE ASSUMED THAT RESULTS IN THE FUTURE WILL BE PROFITABLE OR EQUAL TO PAST PERFORMANCE.

Annualized Returns Since Inception (35½ Years)

Index	% Return
Russell Midcap®	12.4%
Russell Midcap® Growth	11.9%
Russell Midcap® Value	11.9%
EIC All-Cap Value Gross	**11.9%**
Russell Top 200® Growth	11.7%
Russell 1000® Growth	11.6%
Russell 3000® Growth	11.4%
Russell 1000®	11.3%
S&P 500®	11.3%
NASDAQ Composite	11.3%
Russell 3000®	11.3%
Russell Top 200®	11.1%
EIC All-Cap Value Net	**11.1%**
Russell 2000® Value	10.7%
Russell 1000® Value	10.7%
Russell 3000® Value	10.7%
Russell Top 200® Value	10.2%
Russell 2000®	10.0%
Russell 2000® Growth	8.9%

Incidence Of Loss Since Inception (35½ Years)

Index	Number 12-Mo. Loss Periods	% Incidence 12-Mo. Loss
Russell 2000® Growth	116	28.0%
Russell 2000® Growth	115	27.7%
Russell 2000®	110	26.5%
Russell Midcap® Value	98	23.6%
Russell 3000® Value	93	22.4%
NASDAQ Composite	90	21.7%
Russell 1000® Value	89	21.4%
Russell Top 200® Value	86	20.7%
Russell Midcap® Growth	83	20.0%
Russell Midcap®	83	20.0%
Russell 3000®	77	18.6%
Russell 1000®	74	17.8%
Russell Top 200® Growth	73	17.6%
Russell Top 200®	73	17.6%
S&P 500®	73	17.6%
Russell 3000® Growth	71	17.1%
Russell 1000® Growth	70	16.9%
EIC All-Cap Value Gross	**57**	**13.7%**
EIC All-Cap Value Net	**54**	**13.0%**

The compound annualized returns presented are those of the Composite, after commissions, before and after EIC’s management fees, for the 35½ years since its inception (January
1, 1986). Incidence of loss shows the frequency of negative returns for the Composite, as well as for the listed equity indices. There have been 415 rolling 12
-month
periods from the inception of the Composite through June
30, 2021. Incidence of loss was calculated by linking monthly returns for every 12
-month
period. Number of occurrences of 12
-month
losses divided by number of periods equals the incidence of loss. This table does not address magnitude of loss.
RESULTS ARE HISTORICAL AND DO NOT IMPLY FUTURE RATES OF RETURN OR VOLATILITY FOR THIS STRATEGY, THE FUND OR THE INDICES, WHICH MAY BE MATERIALLY DIFFERENT FROM THE PAST AND FROM ONE ANOTHER. THERE IS NO GUARANTEE THAT THIS STRATEGY OR THE FUND WILL PRODUCE SIMILAR RESULTS IN THE FUTURE; THEY MAY, IN FACT, LOSE MONEY, AS THE STRATEGY HAS IN THE PAST.

This graph illustrates the Composite’s narrower range of returns relative to two market indices in the 367 rolling 60
-month
periods from the inception of the Composite (January
1, 1986) through June
30, 2021. This narrower range of returns is the result of a lower standard deviation, which is a statistical measure describing the degree of variability around an average. Standard deviations for the rolling 5
-year
periods were: Composite Gross of Fees: +/
-4
.0%; Composite Net of Fees: +/
-3
.9%, Russell 3000
®
Value Index: +/
-6
.7%, and S&P 500
®
Index: +/
-7
.9%.
RESULTS ARE HISTORICAL AND DO NOT IMPLY FUTURE RATES OF RETURN OR VOLATILITY FOR THE STRATEGY, THE FUND OR THE INDICES, WHICH MAY BE MATERIALLY DIFFERENT FROM THE PAST AND FROM ONE ANOTHER. THERE IS NO GUARANTEE THAT THIS STRATEGY OR THE FUND WILL PRODUCE SIMILAR RESULTS IN THE FUTURE; THEY MAY, IN FACT, LOSE MONEY, AS THE STRATEGY HAS IN THE PAST.

Historical Odds of Earning >8% vs. Standard Deviation
Rolling 60-Month periods Since 1986
90%
80%
70%
60%
50%
40%
30%
% of Periods Returns >8%
EIC All-Cap Value Gross
EIC All-Cap Value Net
Increasing Risk Reduces Success Rate
3%
4%
5%
6%
7%
8%
9%
10%
11%
Standard Deviation
Russell Midcap®
Russell Midcap® Value
Russell Midcap® Growth
Russell 2000® Growth
Russell 2000® Value
Russell 2000®
Russell Top 200® Value
Russell Top 200® Growth
Russell Top 200®
Russell 1000®
Russell 1000® Value
Russell 1000® Growth
Russell 3000®
Russell 3000® Growth
Russell 3000® Value
EIC All-Cap Value Gross
S&P 500®
NASDAQ
EIC All-Cap Value Net

This graph illustrates the number of periods, stated as a percentage, in which the composite earned a return of 8% or greater over rolling 60
-month
periods versus the amount of risk taken, as measured by standard deviation relative to a number of market indices. There have been 367 rolling 60
-month
periods from the inception of the Composite (January
1, 1986) through June
30, 2021. Standard Deviation is a statistical measure describing the degree of variability around an average.
RESULTS ARE HISTORICAL AND DO NOT IMPLY FUTURE RATES OF RETURN OR VOLATILITY FOR THIS STRATEGY, THE FUND OR THE INDICES, WHICH MAY BE MATERIALLY DIFFERENT FROM THE PAST AND FROM ONE ANOTHER. THERE IS NO GUARANTEE THAT THIS STRATEGY OR THE FUND WILL PRODUCE SIMILAR RESULTS IN THE FUTURE; THEY MAY, IN FACT, LOSE MONEY, AS THE STRATEGY HAS IN THE PAST.

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:
The Fund’s NAV per share is calculated once daily as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
PURCHASE OF SHARES
Share Classes
The Fund offers Class A, Class C, Institutional Class, and Retail Class shares. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares, Class C and Retail Class shares are for individuals, corporate investors, and certain retirement plans. Institutional Class shares are available for individuals who can meet the required minimum and corporations or other institutions such as trusts, endowments, foundations, broker
-dealers
and registered investment advisers purchasing for the accounts of others or certain clients of the Adviser or its affiliates. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees, or other fees for the services of such organization.
Class A	Class C	Institutional Class	Retail Class
Initial sales charge of 5.50% or less	No initial sales charge	No initial sales charge	No initial sales charge
1.00% deferred sales charge may apply if redeemed within 18 months 1	1.00% deferred sales charge if redeemed within 18 months 2	No deferred sales charge	No deferred sales charge
Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Institutional Class shares	Higher annual expenses than Class A, Institutional Class and Retail Class shares due to higher distribution fees	Lower annual expenses than Class A, Class C, and Retail Class shares due to no distribution fee	Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Institutional Class shares due to higher distribution fees

1
A 1.00% CDSC may apply for investments of $1
million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker
-dealer
was not paid a commission. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

2
A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker
-dealer
was not paid a commission at the time of purchase.
Shares representing interests in the Fund are offered on a continuous basis for sale by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). You can purchase Class A, Class C, Institutional Class, and Retail Class shares of the Fund through certain financial intermediaries, or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with a Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with the financial intermediary through which you invest in the Fund (for instance from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not to be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Class A Shares
Distribution Plan
The Trust’s Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.
Front-End Sales Charge
Sales of Class A shares of the Fund include a front
-end
sales charge (expressed as a percentage of the offering price) as shown in the following table:
Class A Shares – Front-End Sales Charge
Amount of Single Transaction	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00%
Selected dealers who have entered into an agreement with the Underwriter may receive a dealer concession. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b
-1
). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. Selected dealers may receive a commission as a percentage of the offering price of Class A shares on purchases of $1 million or more of Class A shares. If a dealer receives such commission, the CDSC will apply to those purchases of Class A shares of $1 million or more. To the extent the CDSC applies, the CDSC paid by the shareholder will be used as reimbursement for such commission.
Contingent Deferred Sales Charge (“CDSC”)
If you bought Class A shares without an initial sales charge because your investments in the Fund aggregated over $1,000,000 at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1,000,000 or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will only apply to purchases of Class A shares where a selling broker or dealer received compensation for the sale of such shares at the time of purchase. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest.
You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter, or the Adviser or for other reasons. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges
Eligible purchasers of Class A shares also may be entitled to reduced or waived sales charges. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front
-end
sales load waivers or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A of the Prospectus for a description of waivers or discounts available through certain intermediaries. Additional information is available in the sections titled “Front
-End
Sales Charge” and “Contingent Deferred Sales Charge (“CDSC”).”
You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), the Fund’s transfer agent. Certain transactions in Class A shares may be made at NAV, as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker
-dealers
(rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non
-retirement
, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.
In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.
Right of Accumulation.
You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.
Letter of Intent.
You may qualify for a reduced sales charge immediately by signing a non
-binding
Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13
-month
period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13
-month
period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid, and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.
The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its Prospectus, which is available on the Fund’s website at
www.eicvalue.com.

Reinstatement Privilege for Class A Shares
For a period of 45 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.
Sales at Net Asset Value
The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) under certain circumstances, provided that you notify the Fund or your financial intermediary in advance of a transaction that qualifies for this privilege, including:
1.     Direct rollovers (i.e., rollovers of Fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;
2.     Purchases by state
-sponsored
529 college savings plans;
3.     Purchases by registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
4.     Purchases by insurance company separate accounts;
5.     Purchases by investment advisory clients of the Adviser or its affiliates;
6.     Purchases by officers and present or former Trustees of the Trust; directors and full
-time
employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);
7.     Purchases by the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser;
8.     Purchases by persons associated with the Fund, Adviser and its affiliates, transfer agent, underwriter and custodian, fund counsel and their respective affiliates (to the extent permitted by these firms) including (a) present and former officers, trustees, directors, and partners; (b) employees and retirees; (c) immediate family members of such persons; and (d) any trust, pension, profit
-sharing
or other benefit plan for any of the persons set forth in (a) through (c);
9.     Purchases by authorized retirement plans serviced or sponsored by a financial intermediary, including employer
-sponsored
qualified pension or profit
-sharing
plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made);
10.     Purchases by fee
-based
financial planners and registered investment advisers who are purchasing on behalf of their clients and purchases through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee
-based
compensation arrangements that have entered into, or that clear trades through a financial intermediary that has entered into, an agreement with the Fund or the Underwriter. Investors may be charged a fee when effecting transactions in Class A shares through such investment accounts or products;
11.     Purchases by broker
-dealers
who have entered into selling agreements with the Adviser for their own accounts;
12.     Purchases by participants in no
-transaction-fee
programs of brokers (whether or not such brokers maintain an omnibus account with the Fund);
13.     Purchases by financial intermediaries who have entered into an agreement with the Fund’s Underwriter to offer shares to self
-directed
investment brokerage accounts that may or may not charge a transaction fee to its customers; and
14.     Purchases through the reinvestment of Fund distributions (dividends and capital gains).
The Fund reserves the right to modify or terminate these arrangements at any time.

Class C Shares
Sales of the Fund’s Class C shares are not subject to a front
-end
sales charge. Because Class C shares pay a higher Rule 12b
-1
fee than Class A shares, Institutional Class shares, or Retail Class shares, Class C shares have higher expenses than Class A shares, Institutional Class shares, or Retail Class shares.
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Class C shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund’s Class C shares. This fee is comprised of a distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.
Contingent Deferred Sales Charge (“CDSC”)
A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker
-dealer
was not paid a commission at the time of purchase. To the same extent, subsequent Class C share purchases will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. Pursuant to financing arrangements with the Underwriter, the Adviser may advance 1.00% of the purchase price of Class C shares, at the time of purchase, to selling brokers, dealers, or other financial intermediaries that have entered into distribution agreements with the Underwriter. Such advance will be from the Adviser’s own resources. During the period the CDSC is applicable with respect to such shares, the Class C Rule 12b
-1
fees (as described above) attributable to those shares will be paid to the Adviser in satisfaction of the advance. If a CDSC is not (or is no longer) applicable with respect to such shares, the Class C Rule 12b
-1
fees attributable to those shares will be paid to the selling broker, dealer or other financial intermediary. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class C shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class C shares, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest.
The CDSC applicable to Class C shares may be waived when redeeming Class C shares: (i) purchased with reinvested dividends or capital gains; (ii) purchased through financial intermediaries who did not receive advanced sales commission payments; (iii) if, after you purchase shares, you become disabled, as defined by the Internal Revenue Service; (iv) if the Fund redeems your shares and closes your account for not meeting the minimum balance requirement; (v) if your redemption is a required retirement plan distribution; (vi) representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½; (vii) upon the death of the last surviving shareholder of the account; or (viii) in the absolute discretion of the Fund, for other hardships with appropriate verification. If your redemption qualifies, you or your financial intermediary should notify the Underwriter or the Fund at the time of redemption to eliminate the CDSC. Financial intermediaries may charge additional fees for their services in connection with share transactions. The Fund may modify or cancel these terms at any time.
Automatic Conversion of Class C Shares
Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years. This conversion will take place, in each case, in the month of or the month following the 8
-year
anniversary of the purchase date, provided that the Fund or the financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held for at least eight years. The automatic conversion will be based on the relative net asset values of the two share classes without the imposition of a sales charge or fee.
The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to A shares at the anniversary date described above but may face certain tax consequences as a result.

Please note that certain financial intermediaries may convert Class C shares to Class A shares at an earlier period. Please see
Appendix A
of the Prospectus for a description of waivers or discounts available to holders of Class A shares through certain financial intermediaries. When Class C shares convert, any other Class C shares that were acquired by the shareholder by the reinvestment of dividends or distributions will also convert to Class A shares on a pro
-rata
basis.
Institutional Class Shares
Sales of the Fund’s Institutional Class shares are not subject to a front
-end
sales charge or a Rule 12b
-1
fee. Institutional Class shares are available for individuals who can meet the required minimum and corporations or other institutions such as trusts, endowments, foundations, or financial intermediaries purchasing for the accounts of others or certain clients of the Adviser or its affiliates. Institutional Class Shares may also be available on certain brokerage platforms. A shareholder transacting in Institutional Class Shares through a financial intermediary acting as an agent for the shareholders may be charged a brokerage commission on shares transacted on, other transaction
-based
fees, or other fees for the services of such organization.
Retail Class Shares
Sales of the Fund’s Retail Class shares are not subject to a front
-end
sales charge or a CDSC. Because Retail Class shares pay a higher Rule 12b
-1
fee than Institutional Class shares, Retail Class shares have higher expenses than Institutional Class shares.
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Retail Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Retail Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund.
Please make sure your check is for at least $2,500 with respect to Class A and Class C shares and Retail shares and at least $100,000 with respect to Institutional Class shares.
Mail the application and your check to:
Regular Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Dr. Westborough, MA 01581 -1722 (855) 430 -6487
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks, and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (855) 430
-6487
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (855) 430
-6487
before 4:00 p.m. Eastern Time to obtain wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $2,500 with respect to Class A and Class C shares, and Retail Class shares and at least $100,000 with respect to Institutional Class shares.
Your wire must be received by the stock market close, typically 4:00 p.m. Eastern Time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement and education savings accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•
Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
•
Spousal IRAs
•
Roth Individual Retirement Accounts (“Roth IRAs”)
•
Simplified Employee Pension Plans (“SEP IRAs”)
•
Coverdell Education Savings Accounts (“CESAs”)
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $250 with respect to Class A, Class C, and Retail Class shares.
There is no minimum additional investment amount required for Institutional Class shares. Mail the slip and your check to:
Regular Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Dr. Westborough, MA 01581 -1722 (855) 430 -6487
By Wire
Call Shareholder Services toll
-free
at (855) 430
-6487
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern Time, for same
-day
processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $250 with respect to Class A, Class C, and Retail Class shares.
There is no minimum additional investment amount required for Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Class A and Class C and Retail Class shares with a $2,500 initial purchase and a $250 monthly investment. This plan is not available for Institutional Class shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (855) 430
-6487
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. Once you have established an account with $2,500 or more for Class A and Class C shares and for Retail Class shares, you may automatically receive funds from your account on a monthly, quarterly, or semi
-annual
basis (minimum withdrawal of $100). The Fund may alter, modify, or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund’s transfer agent at (855) 430
-6487
.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify, or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
Purchase Price
Class C, Retail Class, and Institutional Class shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.50%. “Good Order” means that the purchase request is complete and includes all required information.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving.
From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser, and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser, or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees, or servicing fees (including networking, administration, and sub
-transfer
agency fees) payable to a financial intermediary, which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services, or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may receive a concession up to the entire sales charge. Firms that receive a concession of the entire sales charge may be considered underwriters for the purpose of federal securities law.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;

•
redeem accounts with balances below the required Fund minimum. The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary, and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit, and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government
-issued
identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name, or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information, including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days of their acquisition (see “Redemption Fee”).
Redemption Fee
The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 30 days of their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first, and the shares held the shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact, and other costs associated with short
-term
money movements in and out of the Fund. This redemption fee is not intended to accommodate short
-term
trading, and the Fund will monitor the assessment of redemption fees against your account.
The redemption fee will not be charged on the following transactions:
1.     Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;
2.     Redemptions requested within 60 days following (a) the death of a shareholder, or (b) the post
-purchase
“disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement), provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;
3.     Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund, if your financial intermediary modifies or terminates its relationship with the Fund);
4.     Shares acquired through the reinvestment of Fund distributions (dividends and capital gains);
5.     Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;
6.     Redemptions by certain funds of funds and in connection with certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and
7.     Redemptions for systematic withdrawal plans.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted, or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders, or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds, and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Dr. Westborough, MA 01581 -1722 (855) 430 -6487
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days to mail.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (855) 430
-6487
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified, or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service; however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $2,500 or more, you may automatically receive funds from your account on a monthly, quarterly, or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (855) 430
-6487
to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Investments through Financial Intermediaries/Nominees
When you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust, and you chose to open an account directly with a Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
Account Minimum
You must keep at least $2,500 worth of shares in your Class A and Class C shares or Retail Class account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,500 in your Class A and Class C account and Retail Class account due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Institutional Class shares require a minimum balance of $100,000 (not including market fluctuations). Certain financial intermediaries may waive or require different account minimums.
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership, or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP), and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Call Shareholder Services toll
-free
at (855) 430
-6487
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; or (ii) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate, or other organization. For further information, call Shareholder Services toll
-free
at (855) 430
-6487
.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services toll
-free
at (855) 430 6487 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern Time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for other share classes);
•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of the Fund’s Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (855) 430
-6487
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually or semi
-annually
to you. The amount of any distribution will vary, and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution, and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code, one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax
-exempt
), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long
-term
or short
-term
, depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and, if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re
-characterized
as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax
-deferred
retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.

financial Highlight s
The financial highlights table is intended to help you understand the EIC Value Fund’s financial performance for Class A, Class C, and Institutional Class shares through April
30, 2021. Retail Class shares have not yet commenced operations. The EIC Value Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling Shareholder Services toll
-free
at (855) 430
-6487
or by visiting the website at
www.eicvalue.com.
	Institutional Class
	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$11.73		$13.97		$14.37		$14.26	$13.06
Net investment income 1	0.23		0.26		0.24		0.21	0.17
Net realized and unrealized gain/(loss) on investments	5.32		(1.42)		0.69		1.14	1.32
Net increase/(decrease) in net assets resulting from operations	5.55		(1.16)		0.93		1.35	1.49
Dividends and distributions to shareholders from:
Net investment income	(0.25)		(0.25)		(0.25)		(0.18)	(0.15)
Net realized capital gains	(0.57)		(0.83)		(1.08)		(1.06)	(0.14)
Total dividends and distributions to shareholders	(0.82)		(1.08)		(1.33)		(1.24)	(0.29)
Redemption fees	0.00 2		0.00 2		0.00 2		0.00 2	—
Net asset value, end of year	$16.46		$11.73		$13.97		$14.37	$14.26
Total investment return 3	48.85%		(9.36)%		7.16%		9.70%	11.40%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$148,961		$113,292		$173,468		$160,899	$171,105
Ratio of expenses to average net assets	0.93%		0.90%		0.93%		0.99%	0.96%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	1.07	% 4	0.99	% 4	0.99	% 4	0.99%	0.96%
Ratio of net investment income to average net assets	1.70%		1.91%		1.72%		1.41%	1.23%
Portfolio turnover rate	41%		36%		42%		33%	29%

1
The selected per share data was calculated using the average shares outstanding method for the year.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

4
During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated.

	Class C
	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$11.52		$13.73		$14.12		$14.06	$12.87
Net investment income 1	0.09		0.12		0.10		0.06	0.03
Net realized and unrealized gain/(loss) on investments	5.22		(1.41)		0.67		1.13	1.30
Net increase/(decrease) in net assets resulting from operations	5.31		(1.29)		0.77		1.19	1.33
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.09)		(0.08)		(0.07)	(0.00	) 2
Net realized capital gains	(0.57)		(0.83)		(1.08)		(1.06)	(0.14)
Total dividends and distributions to shareholders	(0.73)		(0.92)		(1.16)		(1.13)	(0.14)
Redemption fees	0.00 2		0.00 2		0.00 2		0.00 2	—
Net asset value, end of year	$16.10		$11.52		$13.73		$14.12	$14.06
Total investment return 3	47.46%		(10.30)%		6.05%		8.63%	10.35%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$16,926		$17,926		$27,407		$35,488	$45,071
Ratio of expenses to average net assets	1.93%		1.90%		1.93%		1.99%	1.95%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	2.07	% 4	1.99	% 4	1.98	% 4	1.99%	1.95%
Ratio of net investment income to average net assets	0.70%		0.92%		0.71%		0.41%	0.23%
Portfolio turnover rate	41%		36%		42%		33%	29%

1
The selected per share data was calculated using the average shares outstanding method for the year.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

4
During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated.

	Class A
	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$11.75		$13.98		$14.33		$14.22	$13.02
Net investment income 1	0.20		0.23		0.21		0.17	0.13
Net realized and unrealized gain/(loss) on investments	5.33		(1.42)		0.68		1.15	1.32
Net increase/(decrease) in net assets resulting from operations	5.53		(1.19)		0.89		1.32	1.45
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.21)		(0.16)		(0.15)	(0.11)
Net realized capital gains	(0.57)		(0.83)		(1.08)		(1.06)	(0.14)
Total dividends and distributions to shareholders	(0.80)		(1.04)		(1.24)		(1.21)	(0.25)
Redemption fees	0.00 2		0.00 2		0.00 2		0.00 2	—
Net asset value, end of year	$16.48		$11.75		$13.98		$14.33	$14.22
Total investment return 3	48.52%		(9.54)%		6.86%		9.45%	11.13%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$11,784		$8,347		$15,019		$47,274	$52,845
Ratio of expenses to average net assets	1.18%		1.15%		1.18%		1.24%	1.20%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	1.32	% 4	1.24	% 4	1.23	% 4	1.24%	1.20%
Ratio of net investment income to average net assets	1.45%		1.67%		1.47%		1.16%	0.98%
Portfolio turnover rate	41%		36%		42%		33%	29%

1
The selected per share data was calculated using the average shares outstanding method for the year.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front
-end
sales load of 5.50%, or any applicable sales charge. If reflected, the return would be lower.

4
During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated.

APPENDIX A
Intermediary-Defined Sales Charge Waiver Policies
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front
-end
sales load waivers or contingent deferred (back
-end
) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & each entity’s affiliates (“Raymond James”)
Effective March
1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker
-dealer
or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front
-end
sales charge waivers and contingent deferred, or back
-end
, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program.
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front
-end
or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A, B and C shares available at Raymond James
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
•
Return of excess contributions from an IRA Account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•
Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent:
•
Breakpoints as described in this Prospectus.
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases with a fund family, over a 13
-month
time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
A
-1

Janney Montgomery Scott LLC (“Janney”)
Effective May
1, 2020, if you purchase Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front
-end
sales charge waivers and contingent deferred sales charge (“CDSC”), or back
-end
sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front
-end
or deferred sales load (i.e., right of reinstatement).
•
Employer
-sponsored
retirement plans (e.g., 401(k) plans, 457 plans, employer
-sponsored
403(b)plans, profit
-sharing
, and money purchase pension plans and defined benefit plans). For purposes of this provision, employer
-sponsored
retirement plans do not include SEP IRAs, Simple IRAs, SAR
-SEPs
, or Keogh plans.
•
Shares acquired through a right of reinstatement.
•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s Prospectus.
•
Shares sold to pay Janney fees, but only if the transaction is initiated by Janney.
•
Shares acquired through a right of reinstatement.
•
Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in the Fund’s Prospectus.
•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13
-month
time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Stifel, Nicolaus & Company, Inc. (“Stifel”)
Effective July
31, 2020, if you purchase Fund shares through a Stifel brokerage account, you will be eligible for the following load waivers (front
-end
sales charge waivers and contingent deferred, or back
-end
, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Stifel
•
All Class C shares of the Fund that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to the policies and procedures of Stifel.
____________
*    Also referred to as an “initial sales charge”.
A
-2

Morgan Stanley Wealth Management (“Morgan Stanley”)
Effective September, 2021, shareholders purchasing Fund shares through a Morgan Stanley brokerage account will be eligible only for the following front
-end
sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at Morgan Stanley
•
Employer
-sponsored
retirement plans (e.g., 401(k) plans, 457 plans, employer
-sponsored
403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer
-sponsored
retirement plans do not include SEP IRAs, Simple IRAs, SAR
-SEPs
or Keogh plans.
•
Morgan Stanley employee and employee
-related
accounts according to Morgan Stanley Smith Barney LLC’s account linking rules.
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•
Shares purchased through a Morgan Stanley self
-directed
brokerage account.
•
Class C (i.e., level
-load
) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley’s share class conversion program.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days’ following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front
-end
or deferred sales charge.
A
-3

EIC VALUE FUND
of

FundVantage Trust
(855) 430
-6487
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi
-Annual
Reports
These reports contain additional information about the Fund’s investments, including performance data, information on the Fund’s portfolio holdings, and operating results, for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports are available, free of charge, by calling Shareholder Services toll
-free
at (855) 430
-6487
or on the Fund’s website at
www.eicvalue.com.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll
-free
at (855) 430
-6487
or on the Fund’s website at
www.eicvalue.com
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
EIC Value Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (855) 430 -6487 8:00 a.m. to 6:00 p.m. Eastern Time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec
.gov
.
The investment company registration number is 811 -22027 .	STEIC -0921

As permitted by the Securities and Exchange Commission
, paper copies of the Polen Growth Fund’s annual and semi
-annual
shareholder reports
are
no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen Growth Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports
are
available on the Polen Growth Fund’s website (
https://www.polencapital.com/strategies/growth
-fun
d
), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen Growth Fund, call the Polen Growth Fund toll
-free
at (888) 678
-6024
or write to the Polen Growth Fund at:
Polen Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.
POLEN GROWTH FUND
Investor Class POLRX	Institutional Class POLIX
of
FundVantage Trust
PROSPECTUS
September
1, 202
1
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMAR Y
POLEN GROWTH FUND
Investment Objective
Polen Growth Fund (“the Fund”) seeks to achieve long
-term
growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses 1	1.21%	0.96%
1
   Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
1

Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $10
billion at the time of purchase), that does not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity.
The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.
The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long
-term
stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high
-quality
large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable above average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Large Cap Risk:
Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid
-sized
companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
2

•
Market Risk:
The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Mid
-Cap
Risk:
Medium
-sized
companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
3

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500
®
Index and the Russell 1000
®
Growth Index, broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at ht
tps://
www.polencapital.com/strategies/growth
-fu
nd
 or by calling the Fund toll
-free
at (888) 678
-6024
.
Calendar Year
-to-Date
Total Return as of June
30, 2021: 14.70%
During the periods shown in the chart:
Best Quarter	Worst Quarter
27.04%	(13.18)%
(June 30, 2020)	(March 31, 2020)
Polen Growth Fund — Institutional Class Shares Average Annual Total Returns For the Periods Ended December 31, 20 20	1 Year	5 Years	10 Years	Since Inception (September 15, 2010)
Return Before Taxes	33.25%	20.20%	17.12%	18.08%
Return After Taxes on Distributions	32.85%	19.86%	16.58%	17.55%
Return After Taxes on Distributions and Sale of Shares	19.96%	16.42%	14.41%	15.33%
S&P 500 ® Index (reflects no deductions for fees, expenses or taxes) 1	18.40%	15.20%	13.88%	14.78%
Russell 1000 ® Growth Index (reflects no deductions for fees, expenses or taxes) 2	38.49%	20.98%	17.19%	18.30%
Polen Growth Fund — Investor Class Shares Average Annual Total Returns For the Periods Ended December 31, 20 20	1 Year	5 Years	10 Years	Since Inception (December 30, 2010)
Return Before Taxes	32.95%	19.91%	16.83%	16.77%
S&P 500 ® Index (reflects no deductions for fees, expenses or taxes) 1	18.40%	15.20%	13.88%	13.85%
Russell 1000 ® Growth Index (reflects no deductions for fees, expenses or taxes) 2	38.49%	20.98%	17.19%	17.15%

1
The S&P 500
®
Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

2
The Russell 1000
®
Growth Index is an unmanaged index that measures the performance of the large
-cap
growth segment of the U.S. equity universe. It includes those Russell 1000
®
Index companies with higher price
-to-book
ratios and higher forecasted growth values.
4

After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Institutional Class shares; after
-tax
returns for Investor Class shares will vary.
Management of the Fund
Investment Adviser
Polen Capital Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Dan Davidowitz
, Portfolio Manager and Analyst, has served as portfolio manager of the Fund since its inception in 2010. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2005.
•
Brandon Ladoff
, Portfolio Manager and Director of Research, has served as a portfolio manager of the Fund since January 2019. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2013.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (888) 678
-6024
for current wire instructions.
Redemption by Telephone:
Call Shareholder Services toll
-free
at (888) 678
-6024
.
5

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
growth of capital. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser (as defined below) will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short
-term
investment grade fixed income securities) to cover borrowings.
The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.
PRINCIPAL RISKS
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•  Equity Securities Risk:
Although investments in equity securities, such as common stocks, historically have been a leading choice for long
-term
investors, stock markets are volatile because of many factors. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. Market performance and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•  Large Cap Risk:
Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid
-sized
companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•
Market Risk:
The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in
7

the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Mid
-cap
companies may be more vulnerable than large
-cap
companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large
-cap
companies and therefore may involve greater risk. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Mid
-Cap
Risk:
Investment in mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of mid
-cap
companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid
-cap
companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because mid
-cap
companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
OTHER RISKS
In addition to the principal risks described above, the Fund may also be subject to the following additional risk.
•
Cyber Security Risk:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
8

Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
and on the Fund’s website at
https://www.polencapital.com/strategies/growth
-fund
.
The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov.
9

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) is a registered investment adviser headquartered at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June
30, 2021, Polen Capital had approximately $73
billion in assets under management. Polen Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Polen Capital is entitled to receive an investment advisory fee of 0.85% of the average daily net assets of the Fund. For the fiscal year ended April
30, 2021, after fee waivers and expense reimbursements, Polen Capital received an aggregate investment advisory fee as a percentage of average net assets of 0.85%.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund’s semi
-annual
report to shareholders for the fiscal period ended October
31, 2020.
PORTFOLIO MANAGERS
Dan Davidowitz, CFA,
Co
-Head
of Team, Portfolio Manager and Analyst, is lead portfolio manager for the Focus Growth strategy and a member of the investment team at Polen Capital. He joined Polen Capital in 2005 after spending five years as Vice President and Research Analyst at Osprey Partners Investment Management. Mr.
Davidowitz is responsible for the day to day portfolio management and investment analysis for the Fund. Mr.
Davidowitz received his B.S. with high honors in Public Health from Rutgers University and an M.B.A. from the City University of New York, Baruch College Zicklin School of Business.
Brandon Ladoff,
Portfolio Manager and Director of Research, is co
-portfolio
manager for the Focus Growth strategy, Director of Research for the Large Company Growth Team, and a member of the investment team at
Polen Capital. Mr.
Ladoff joined Polen Capital in 2013 and, with Mr.
Davidowitz, is responsible for the day
-to-day
portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr.
Ladoff spent over four years as a corporate lawyer at Willkie Farr & Gallagher LLP. Prior to that, he spent a year as a Tax Associate at PricewaterhouseCoopers LLP. Mr.
Ladoff received his B.S. in Accounting from the University of Florida, where he graduated summa cum laude. He also completed a Certificate in Business Policy at the Wharton School of Business and earned a J.D. from the University of Pennsylvania Law School, where he graduated cum laude.
The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.
PRIOR PERFORMANCE OF THE INVESTMENT ADVISER
Shown on the opposite page is performance information for the Adviser’s Large Capitalization Equity Composite (the “Composite”), a composite of all fully discretionary accounts managed by the Adviser that are not managed within a wrap fee structure. These accounts are managed with the same investment objective as the Fund, and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.
The Composite for which results are reported is both gross of fees and “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate accounts are lower than the expected operating expenses of the Fund, the performance results of the Composite would be greater than what Fund performance would have been.
Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.
10

Historical Performance of Composite
		Composite Assets		Annual Performance Results
Year	Total Firm Assets	U.S. Dollars	Number of	Composite		S&P	Russell 1000 ®	Composite
End	(millions)	(millions)	Accounts	Gross	Net	500 ®	Growth	Dispersion
2020	59,161	12,257	1903	34.64%	34.00%	18.40%	38.49%	0.40%
2019	34,784	8,831	939	38.80%	38.16%	31.49%	36.40%	0.30%
2018	20,591	6,146	705	8.98%	8.47%	-4.38%	-1.51%	0.20%
2017	17,422	5,310	513	27.74%	27.14%	21.83%	30.22%	0.40%
2016	11,251	3,212	426	1.72%	1.22%	11.96%	7.09%	0.20%
2015	7,451	2,239	321	15.89%	15.27%	1.38%	5.68%	0.10%
2014	5,328	1,990	237	17.60%	16.95%	13.69%	13.06%	0.20%
2013	5,015	1,834	245	23.77%	23.07%	32.39%	33.49%	0.30%
2012	4,527	1,495	325	12.43%	11.75%	16.00%	15.26%	0.10%
2011	2,374	555	171	9.04%	8.25%	2.12%	2.63%	0.20%
2010	1,181	316	120	15.65%	14.70%	15.06%	16.72%	0.20%
2009	626	225	120	39.71%	38.50%	26.45%	37.21%	0.30%
2008	266	137	112	-27.81%	-28.42%	-37.01%	-38.44%	0.30%
2007	682	491	149	10.78%	9.86%	5.49%	11.81%	0.20%
2006	730	524	219	15.00%	14.04%	15.80%	9.07%	0.10%
2005	1,849	945	419	-0.53%	-1.43%	4.91%	5.26%	0.20%
2004	2,017	1,124	665	8.72%	7.76%	10.88%	6.30%	0.20%
2003	1,617	907	513	17.73%	16.67%	28.68%	29.75%	0.70%
2002	970	518	407	-6.69%	-7.53%	-22.10%	-27.88%	0.90%
2001	703	408	289	-4.61%	-5.50%	-11.89%	-20.42%	1.00%
2000	622	359	236	-3.50%	-4.44%	-9.10%	-22.42%	0.70%
1999	640	377	228	23.89%	22.65%	21.04%	33.16%	0.60%
1998	418	257	202	31.61%	30.19%	28.58%	38.71%	0.70%
1997	252	145	158	37.14%	35.63%	33.36%	30.49%	0.90%
1996	140	89	118	31.94%	30.40%	22.96%	23.12%	0.70%
1995	70	45	61	48.07%	46.33%	37.58%	37.18%	1.00%
1994	32	17	27	10.13%	8.96%	1.32%	2.62%	1.60%
1993	24	16	26	13.07%	11.85%	10.08%	2.87%	2.90%
Average Annualized Returns of Composite (as of 12/31/20)
	Gross	Net	S&P 500 ®	Russell 1000 ® Growth
1 Year	34.65%	34.00%	18.40%	38.49%
3 Years	26.76%	26.17%	14.18%	22.99%
5 Years	21.49%	20.92%	15.22%	21.01%
10 Years	18.53%	17.90%	13.89%	17.21%
15 Years	15.00%	14.26%	9.88%	12.54%
20 Years	11.75%	10.96%	9.56%	10.18%
Since Inception (12/31/88)	15.64%	14.65%	10.84%	11.53%
The results shown above: (1) represent a composite of fully discretionary accounts, that are not managed within a wrap fee structure, with substantially similar investment objectives, policies and strategies to the Fund, including those accounts no longer with the firm; (2) are time weighted total rates of return expressed in U.S. Dollars; (3) reflect all income, gains and losses and the reinvestment of any dividends or capital gains without provision for federal or state income taxes; and (4) are shown both gross of fees and “net” of fees (after deduction of advisory, brokerage or other
11

expenses (excluding fees such as custody fees, consulting fees or fees of other service providers which are paid separately by the investor)). Net of fees performance was calculated using actual management fees.
“Firm” assets include all fee
-paying
accounts of the Adviser under management.
The “Annual Composite Dispersion” presented is an asset
-weighted
standard deviation for the accounts included in the Composite for the entire year. Standard deviation is a statistical measure of the degree to which an individual account’s return varies from the mean return for the Composite. A high “Composite Dispersion” percentage would indicate greater volatility and thus greater potential risk.
The average market capitalization of portfolios in the Composite may differ from the weighted average market capitalization of the Standard & Poor’s 500 Index (“S&P 500
®
Index”) and Russell 1000
®
Growth Index. Market capitalization is the value of a corporation as determined by the market price of its issued and outstanding shares of common stock. Additionally, the volatility of each of the S&P 500
®
Index and Russell 1000
®
Growth Index may be greater or less than the volatility of the separate accounts in the Composite. Each of the S&P 500
®
Index and Russell 1000
®
Growth Index is a non
-managed
index that does not accrue advisory or transactional expenses.
A complete list and description of each of the Adviser’s composites, as well as additional information regarding policies for calculating and reporting returns, is available upon request.
The information above has not been audited by the Fund’s independent registered public accounting firm, and the Fund’s independent registered public accounting firm does not express an opinion thereon.
12

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events.
Securities listed on a non
-U
.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The SEC
13

recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
PURCHASE OF SHARES
Share Classes
The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
Investor Class	Institutional Class
No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee
Shares representing interests in the Fund are offered on a continuous basis by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Investor Class Shares
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
14

Institutional Class Shares
Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b
-1
fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:
Regular Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (888) 678
-6024
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares.
Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•  Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
15

•
Spousal IRAs
•
Roth Individual Retirement Accounts (“Roth IRAs”)
•
Simplified Employee Pension Plans (“SEP IRAs”)
•  Coverdell Education Savings Accounts (“CESAs”)
Additional Information
If you have questions regarding the purchase of Fund shares, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time.
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:
Regular Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
By Wire
Call Shareholder Services toll
-free
at (888) 678
-6024
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll
-free
at (888) 678
-6024
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent toll
-free
at (888) 678
-6024
.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
16

Purchase Price
Purchase orders received by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with
17

a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice.
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
18

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
19

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (888) 678
-6024
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (888) 678
-6024
to request a form to start the Systematic Withdrawal Plan.
20

Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
Account Minimum
You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
21

Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll
-free
at (888) 678
-6024
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll
-free
at (888) 678
-6024
.
EXCHANGING INTO OTHER SHARE CLASSES
You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll
-free
at (888) 678
-6024
for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll free at (888) 678
-6024
from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares);
22

•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be available at least twice a year.
The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (888) 678
-6024
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.
23

Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax
-exempt
), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.
24

Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.
25

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class and Investor Class shares through April
30, 2021. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling toll
-free
at (888) 678
-6
024
, or visiting the website
https://www.polencapital.com/strategies/growth
-fund
.
	Investor Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$33.81	$30.59		$24.92		$21.55		$18.70
Net investment loss 1	(0.31)	(0.21)		(0.12)		(0.11)		(0.08)
Net realized and unrealized gain on investments	15.98	3.43		6.50		3.88		2.93
Net increase in net assets resulting from operations	15.67	3.22		6.38		3.77		2.85
Dividends and distributions to shareholders from:
Net realized capital gains	(0.58)	(0.00	) 2	(0.71)		(0.40)		—
Redemption fees	0.00 2	0.00 2		0.00 2		0.00 2		0.00 2
Net asset value, end of year	$48.90	$33.81		$30.59		$24.92		$21.55
Total investment return 3	46.54%	10.53%		26.12%		17.59%		15.24%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$417,735	$395,021		$286,383		$67,130		$107,358
Ratio of expenses to average net assets	1.21%	1.23%		1.25%		1.25%		1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any	1.21%	1.23	% 4	1.26	% 4	1.23	% 4	1.38	% 4
Ratio of net investment loss to average net assets	(0.74)%	(0.64)%		(0.43)%		(0.49)%		(0.43)%
Portfolio turnover rate	19%	23%		19%		20%		14%

1
   The selected per share data was calculated using the average shares outstanding method for the year.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

4
   During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
26

	Institutional Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$34.57	$31.20		$25.34		$21.85		$18.92
Net investment loss 1	(0.22)	(0.13)		(0.05)		(0.06)		(0.04)
Net realized and unrealized gain on investments	16.37	3.50		6.62		3.95		2.97
Net increase in net assets resulting from operations	16.15	3.37		6.57		3.89		2.93
Dividends and distributions to shareholders from:
Net investment income	—	—		—		—		(0.00	) 2
Net realized capital gains	(0.58)	(0.00	) 2	(0.71)		(0.40)		— 2
Total dividends and distributions to shareholders	(0.58)	(0.00	) 2	(0.71)		(0.40)		(0.00	) 2
Redemption fees	0.00 2	0.00 2		0.00 2		0.00 2		0.00 2
Net asset value, end of year	$50.14	$34.57		$31.20		$25.34		$21.85
Total investment return 3	46.91%	10.80%		26.44%		17.90%		15.50%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$10,700,658	$5,771,940		$3,381,068		$1,839,280		$1,363,731
Ratio of expenses to average net assets	0.97%	0.98%		1.00%		1.00%		1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any	0.97%	0.98	% 4	1.00	% 4	0.98	% 4	1.12	% 4
Ratio of net investment loss to average net assets	(0.50)%	(0.40)%		(0.18)%		(0.24)%		(0.18)%
Portfolio turnover rate	19%	23%		19%		20%		14%

1
   The selected per share data was calculated using the average shares outstanding method for the year.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

4
   During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
27

POLEN GROWTH FUND
of
FundVantage Trust
(888) 678
-6024
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports are available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/growth
-fund
.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll free at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/growth
-fund
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Polen Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
(888) 678
-6024

8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov
.
The investment company registration number is 811 -22027 .	STPOLG -0921

As permitted by the Securities and Exchange Commission
, paper copies of the Polen Global Growth Fund’s annual and semi
-annual
shareholder reports
are
no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen Global Growth Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports
are
available on the Polen Global Growth Fund’s website (h
ttps://www.polencapital.com/strategies/global
-grow
th-fund
), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen Global Growth Fund, call the Polen Global Growth Fund toll
-free
at (888) 678
-6024
or write to the Polen Global Growth Fund at:
Polen Global Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.
POLEN GLOBAL GROWTH FUND
Investor Class PGIRX	Institutional Class PGIIX
of
FundVantage Trust
PROSPECTUS
September
1,
2021
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMAR Y
POLEN GLOBAL GROWTH FUND
Investment Objective
Polen Global Growth Fund (“the Fund”) seeks to achieve long
-term
growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses 1	1.26%	1.01%
Fees and/or Expenses Recouped 1	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.31%	1.06%
1

Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$405	$696	$1,527
Institutional Class	$108	$327	$563	$1,241
1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of medium capitalization or “mid
-cap
” companies (market capitalizations greater than $2
billion but less than $10
billion at the time of purchase), that do not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non
-U
.S. equity securities, or, if conditions are not favorable, invest at least 30% of its assets in non
-U
.S. equity securities. Non
-U
.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange
-traded
funds that invest in a country or countries other than the U.S. While the Fund will under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange
-traded
funds that invest in an emerging country or countries.
“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely
-recognized
index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.
The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.
The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long
-term
stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high
-quality
large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above
-average
earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
2

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Their development may be negatively impacted by less stable governments. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
•
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Foreign Securities Risk:
Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.
•
Geographic Concentration Risk:
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Large Cap Risk:
Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid
-sized
companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•
Market Risk:
The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, inves
t
or perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the
3

desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Mid
-Cap
Risk:
Investments in mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of mid
-cap
companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid
-cap
companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because mid
-cap
companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past six calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the MSCI All Country World
®
Index (“ACWI”) (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
h
ttps://www.pol
encapital.com/strategies/global
-growth-fund
 or by calling the Fund toll
-free
at (888) 678
-6024
.
Calendar Year
-to-Date
Total Return as of June
30, 2021: 12.22%
During the periods shown in the chart:
Best Quarter	Worst Quarter
20.58%	(13.31)%
(June 30, 2020)	(March 31, 2020)
4

Polen Global Growth Fund Institutional Class Shares Average Annual Total Returns as of December 31, 2020	1 Year	5 Years	Since Inception (December 30, 2014)
Return Before Taxes	23.67%	17.82%	16.08%
Return After Taxes on Distributions	23.67%	17.71%	15.99%
Return After Taxes on Distributions and Sale of Shares	14.01%	14.46%	13.15%
MSCI All Country World ® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes) 1	16.25%	12.24%	9.45%
Polen Global Growth Fund Investor Class Shares Average Annual Total Returns as of December 31, 2020	1 Year	5 Years	Since Inception (July 6, 2015)
Return Before Taxes	23.38%	17.51%	16.73%
MSCI All Country World ® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes) 1	16.25%	12.24%	9.99%
1
The MSCI All Country World
®
Index (“ACWI”) (Net Dividend) captures large and mid
-cap
representation across 23 Developed Markets and 27 Emerging Markets countries. With 2,986 constituents, the MSCI ACWI (Net Dividend) covers approximately 85% of the global investable equity opportunity.
After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Institutional Class shares; after
-tax
returns for Investor Class shares will vary.
Management of the Fund
Investment Adviser
Polen Capital Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Damon Ficklin
, Head of Team, Portfolio Manager and Analyst, has served as co
-portfolio
manager of the Fund since 2017. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2003.
•
Jeff Mueller
, Portfolio Manager and Analyst
,
has served as co
-portfolio
manager of the Fund since 2017. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2013.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
5

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (888) 678
-6024
for current wire instructions.
Redemption by Telephone:
Call Shareholder Services toll
-free
at (888) 678
-6024
.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
growth of capital. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser (as defined below) will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short
-term
investment grade fixed income securities) to cover borrowings.
The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund temporarily may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.
PRINCIPAL RISKS
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and these issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those in developed markets. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of certain emerging market countries have expropriated substantial amounts of private property, and many claims of the property owners under such circumstances have never been fully settled. In the event of expropriation of private property, it is possible that an entire investment in an affected market could be lost. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment
7

and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
•
Equity Securities Risk:
Although investments in equity securities, such as common stocks, historically have been a leading choice for long
-term
investors, stock markets are volatile because of many factors. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. Market performance and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
•
Foreign Securities Risk:
Foreign (non
-U
.S.) securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies, due to less liquid securities and markets, and adverse economic, political, diplomatic, financial, and regulatory factors. For example, recent developments in certain Eurozone countries have caused the prices of securities to decline throughout the region. In addition, there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, making it more difficult for an account to buy and sell securities on those exchanges. Foreign governments also may impose limits on investment and repatriation and impose taxes. Income from foreign issuers may be subject to non
-U
.S. withholding taxes. In some
countries, investor accounts also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. and may involve certain risks (such as delays on payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available concerning non
-U
.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking. Further, it is often more expensive to trade securities in foreign markets as commissions are generally higher than in the U.S., and foreign exchanges and investment professionals are subject to less governmental regulation than in the U.S. Any of these events could cause the value of the foreign securities in which the Fund invests in to decline. Governmental economic policies, whether in the form of tariffs or the imposition or threat of other measures, that would have a restrictive effect on global trade could negatively impact foreign companies. The impact of such policies could be more significant for smaller foreign companies operating in emerging economies that may be more susceptible to adverse economic conditions, which in turn could have a commensurately negative impact on the Fund. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.
•
Geographic Concentration Risk:
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
8

•
Large Cap Risk:
Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid
-sized
companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•
Market Risk:
The market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Mid
-cap
companies may be more vulnerable than large
-cap
companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large
-cap
companies and therefore may involve greater risk. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Mid
-Cap
Risk:
Investments in mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of mid
-cap
companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid
-cap
companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because mid
-cap
companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•  Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
9

•
China Risk:
Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.
The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, in November 2020, an Executive Order was issued that prohibits U.S. persons from purchasing or investing in certain publicly
-traded
securities of companies identified as “Communist Chinese military companies” or in instruments that are designed to provide investment exposure to those companies. The companies identified may change from time to time. A fund may incur losses if more investors attempt to sell such securities or if the fund is unable to participate in an otherwise attractive investment. Securities that are or become prohibited may become less liquid and their market prices may decline. In addition, the market for securities of other Chinese
-based
issuers may also be negatively impacted, resulting in reduced liquidity and price declines.
OTHER RISKS
In addition to the principal risks described above, the Fund may also be subject to the following additional risk.
•
Cyber Security Risk:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
and on the Fund’s website at
http
s://
www.polencapita
l.com/strategies/global
-growth-fund
. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov
.
10

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) is a registered investment adviser headquartered at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June
30, 2021, Polen Capital had approximately $73
billion in assets under management. Polen Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Polen Capital is entitled to receive an investment advisory fee of 0.85% of the average daily net assets of the Fund. After fee waivers and expenses recouped, Polen Capital received an investment advisory fee for the fiscal year ended April
30, 2021 of 0.90%.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund’s semi
-annual
report to shareholders for the fiscal period ended October
31, 2020.
PORTFOLIO MANAGERS
Damon Ficklin, Co
-Head
of Team,
Portfolio Manager and Analyst, is lead portfolio manager for the Global Growth strategy, and a member of the investment team at Polen Capital. Mr.
Ficklin joined Polen Capital in 2003 and, with Mr.
Mueller, is responsible for the day
-to-day
portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr.
Ficklin spent one year as an equity analyst at Morningstar. Prior to that, he spent four years as a tax consultant at PricewaterhouseCoopers. Mr.
Ficklin earned a B.S.,
magna cum laude
, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business.
Jeff Mueller,
Portfolio Manager and Analyst, is co
-portfolio
manager of the Global Growth strategy and a member of the investment team at Polen Capital. Mr.
Mueller joined Polen Capital in 2013 and, with Mr.
Ficklin, is responsible for the day to day portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr.
Mueller spent ten years in the U.S. Marine Corps. Mr.
Mueller earned a B.A. in Communications and Business Administration from Trinity University and an M.B.A. with honors and distinction from Columbia Business School.
The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.
11

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:
The Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.
Securities listed on a non
-U
.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
12

The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events.
PURCHASE OF SHARES
Share Classes
The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
Investor Class	Institutional Class
No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee
Shares representing interests in the Fund are offered on a continuous basis by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Investor Class Shares
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
13

Institutional Class Shares
Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b
-1
fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:
Regular Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (888) 678
-6024
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares.
Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•
Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
•
Spousal IRAs
14

•
Roth Individual Retirement Accounts (“Roth IRAs”)
•
Simplified Employee Pension Plans (“SEP IRAs”)
•
Coverdell Education Savings Accounts (“CESAs”)
Additional Information
If you have questions regarding the purchase of Fund shares, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time.
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:
Regular Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
By Wire
Call Shareholder Services toll
-free
at (888) 678
-6024
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll
-free
at (888) 678
-6024
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent toll
-free
at (888) 678
-6024
.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
15

Purchase Price
Purchase orders received by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with
16

a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
17

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
18

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (888) 678
-6024
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (888) 678
-602
4
to request a form to start the Systematic Withdrawal Plan.
19

Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
Account Minimum
You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

20

Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll
-free
at (888) 678
-6024
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll
-free
at (888) 678
-6024
.
EXCHANGING INTO OTHER SHARE CLASSES
You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll
-free
at (888) 678
-6024
for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll
-free
at (888) 678
-6024
from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
21

•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares);
•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be available at least twice a year.
The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (888) 678
-6024
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share
22

value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.
Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax
-exempt
), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
23

Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.
Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. A ll prospectiv
e investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.
24

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class and Investor Class shares through April
30, 2021. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling toll
-free
at (888) 678
-6024
or visiting the website
https://www.polencapital.com/strategies/global
-growth-fund
.
	Investor Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$18.24	$17.17	$14.62	$12.23	$10.64
Net investment loss 1	(0.13)	(0.08)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain on investments	7.57	1.15	2.88	2.45	1.65
Net increase in net assets resulting from operations	7.44	1.07	2.82	2.39	1.60
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.01)	(0.28)	—	(0.01)
Redemption fees	0.00 2	0.01	0.01	0.00 2	0.00 2
Net asset value, end of year	$25.68	$18.24	$17.17	$14.62	$12.23
Total investment return 3	40.79%	6.28%	19.66%	19.54%	15.00%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$45,081	$17,552	$11,129	$5,094	$996
Ratio of expenses to average net assets	1.31%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any 4	1.26%	1.37%	1.56%	1.71%	2.61%
Ratio of net investment loss to average net assets	(0.60)%	(0.45)%	(0.38)%	(0.43)%	(0.43)%
Portfolio turnover rate	12%	18%	20%	14%	12%

1
   The selected per share data was calculated using the average shares outstanding method for the year.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

4
   During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
25

	Institutional Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$18.47	$17.35	$14.74	$12.29	$10.67
Net investment loss 1	(0.08)	(0.04)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain on investments	7.68	1.16	2.90	2.48	1.65
Net increase in net assets resulting from operations	7.60	1.12	2.88	2.45	1.63
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.01)	(0.28)	—	(0.01)
Redemption fees	0.00 2	0.01	0.01	0.00 2	0.00 2
Net asset value, end of year	$26.07	$18.47	$17.35	$14.74	$12.29
Total investment return 3	41.15%	6.50%	19.91%	19.94%	15.24%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$587,255	$255,374	$68,617	$30,702	$18,618
Ratio of expenses to average net assets	1.06%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without waivers and expense reimbursements and/or recoupment, if any 4	$1.01%	1.12%	1.31%	1.50%	2.40%
Ratio of net investment loss to average net assets	(0.35)%	(0.20)%	(0.13)%	(0.18)%	(0.18)%
Portfolio turnover rate	12%	18%	20%	14%	12%

1
   The selected per share data was calculated using the average shares outstanding method for the year.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

4
   During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
26

POLEN GLOBAL GROWTH FUND

of
FundVantage Trust
(888) 678
-6024
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports are available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/global
-growth-fund
.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/global
-growth-fund
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Polen Global Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (888) 678 -6024 8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov.
The investment company registration number is 811 -22027	STPOLGG -0921

As permitted by the Securities and Exchange Commission, paper copies of the Polen U.S. Small Company Growth Fund’s annual and semi
-annual
shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen U.S. Small Company Growth Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports are available on the Polen U.S. Small Company Growth Fund’s website (https://www.polencapital.com/strategies/small
-company-growth-fund
), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen U.S. Small Company Growth Fund, call the Polen U.S. Small Company Growth Fund toll
-free
at (888) 678
-6024
or write to the Polen U.S. Small Company Growth Fund at:
Polen U.S. Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.
POLEN U.S. SMALL COMPANY GROWTH FUND
Investor Class	Institutional Class	Class Y
PBSRX	PBSIX	PBSYX
of
FundVantage Trust
PROSPECTUS
September
1, 2021
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMAR Y
POLEN U.S. SMALL COMPANY GROWTH FUND
Investment Objective
Polen U.S. Small Company Growth Fund (the “Fund”) seeks to achieve long
-term
growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class	Class Y
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None	None
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses 1	1.59%	1.34%	1.34%
Fee Waiver and/or Expense Reimbursement 1	(0.24)%	(0.24)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.35%	1.10%	1.00%

1
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Investor Class shares and Institutional Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). Prior to May 1, 2021 the Expense Limitation was 1.25% with respect to Investor Class shares and Institutional Class shares. The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$478	$843	$1,869
Institutional Class	$112	$401	$711	$1,592
Class Y	$102	$391	$702	$1,583
1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000
®
Index and the S&P SmallCap 600
®
Index. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000
®
Index and the S&P SmallCap 600
®
Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of April
30, 2021, the weighted average market capitalization of the Fund’s holdings was approximately $6.5 billion.
The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Adviser believes that consistent earnings growth is the primary driver of long
-term
stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high
-quality
small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability.
The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
2

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Risk:
The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Non
-Diversification
Risk
:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
•
Small
-Cap
Risk:
The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
3

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past three calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2000
®
Growth Index a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Class Y shares is not shown because Class Y shares do not have a full calendar year of performance. Updated performance information is available on the Fund’s website at
https://www.polencapital.com/strategies/small
-company-growth-fund
 or by calling the Fund toll
-free
at (888) 678
-6024
.
Calendar
Year-to-Date Total Return as of June 30, 2021: 13.42%
During the periods shown in the chart:
Best Quarter	Worst Quarter
44.91%	(22.39)%
(June 30, 2020)	(March 31, 2020)
Polen U.S. Small Company Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2020	1 Year	Since Inception (November 1, 2017)
Return Before Taxes	50.02%	21.53%
Return After Taxes on Distributions	49.98%	21.44%
Return After Taxes on Distributions and Sale of Shares	29.64%	17.11%
Russell 2000 ® Growth Index (reflects no deductions for fees, expenses or taxes) 1	34.63%	16.34%
Polen U.S. Small Company Growth Fund — Investor Class Shares Average Annual Total Returns For the Periods Ended December 31, 2020	1 Year	Since Inception (February 8, 2019)
Return Before Taxes	49.53%	27.98%
Russell 2000 ® Growth Index (reflects no deductions for fees, expenses or taxes) 1	34.63%	25.81%

1
The Russell 2000
®
Growth Index measures the performance of the small
-cap
growth segment of the US equity universe. It includes those Russell 2000
®
companies with higher price
-to-value
ratios and higher forecasted growth values.
4

After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Institutional Class shares; after
-tax
returns for Investor Class shares will vary.
Management of the Fund
Investment Adviser
Polen Capital Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
Tucker Walsh,
Head of Team, Portfolio Manager and Analyst has served as portfolio manager for the Fund since its inception in 2017. He has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.
Rayna Lesser Hannaway
, Portfolio Manager and Analyst, has served as co
-portfolio
manager for the Fund since 2018. She has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
The minimum initial investment in Class Y shares is $1,000,000. Class Y shares are available exclusively to institutional investors, including, but not limited to, charitable organizations, governmental institutions, corporations, and trust & private bank platforms. Individual investors cannot invest directly in Class Y shares other than through a trust, private bank platform or other authorized financial intermediary.
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (888) 678
-6024
for current wire instructions.
Redemption by Telephone:
Call Shareholder Services toll
-free
at (888) 678
-6024
.
5

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker
-Dealers
and Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
growth of capital. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in securities of U.S. issuers that are small companies. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000
®
Index and the S&P SmallCap 600
®
Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. A U.S. issuer means an issuer that (i) has their principal securities trading market in the United States; or (ii) is organized under the laws of, and has a principal office in, the United States at the time of purchase.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short
-term
investment grade fixed income securities) to cover borrowings.
The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.
PRINCIPAL RISKS
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Securities Risk:
Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments
7

may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Risk:
The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Small and mid
-cap
companies may be more vulnerable than large
-cap
companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large
-cap
companies and therefore may involve greater risk. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
•
Small
-Cap
Risk:
The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
OTHER RISKS
In addition to the principal risks described above, the Fund may also be subject to the following additional risk.
•
Cyber Security Risk:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
8

Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-602
4
and on the Fund’s website at
https://www.polencapital.com/strategies/small
-company-growth-fund
. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov
.
9

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) is a registered investment adviser headquartered at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June
30, 2021, Polen Capital had approximately $73
billion in assets under management. Polen Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For the fiscal year ended April
30, 2021, after fee waivers and expense reimbursements, Polen Capital received an aggregate investment advisory fee as a percentage of average net assets of 0.91%.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund’s semi
-annual
report to shareholders for the fiscal period ended October
31, 2020.
PORTFOLIO MANAGERS
Tucker Walsh,
Head of Team, Portfolio Manager and Analyst is lead portfolio manager for the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. He joined Polen Capital in 2017 after spending ten years as CEO and Head of Portfolio Management at Copper Rock Capital Partners and nine years as Managing Director and Head of the Small Cap Growth Team at State Street Research. He also spent seven years working in research for Cowen & Co., Merrill Lynch & Co., Cowen Asset Management and Chilton Investment Company. Mr.
Walsh received a B.A. in Economics from Washington and Lee University.
Rayna Lesser Hannaway, CFA,
Portfolio Manager and Analyst, is co
-portfolio
manager of the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. Ms. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston evaluating small and mid
-cap
companies. She also spent nine years working in small cap research for Jennison Associates and Lord Abbett & Company. Ms. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University, where she graduated summa cum laude.
The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.
10

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

The Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events.
Securities listed on a non
-U
.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
11

PURCHASE OF SHARES
Share Classes
The Trust offers Investor Class shares, Institutional Class shares and Class Y shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization. Class Y shares are available exclusively to institutional investors, including, but not limited to, charitable organizations, governmental institutions, corporations, and trust & private bank platforms. Individual investors cannot invest directly in Class Y shares other than through a trust, private bank platform or other authorized financial intermediary. If you purchase Class Y shares through a financial intermediary, you may be charged a transaction
-based
fee or other fee for the services of such organization.
Investor Class	Institutional Class	Class Y
No initial sales charge	No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee
Shares representing interests in the Fund are offered on a continuous basis by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries, who may charge you a commission, or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Investor Class Shares
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
12

Institutional Class Shares
Sales of the Fund’s Institutional Class shares are not subject to a Rule 12b
-1
fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
Class Y Shares
Sales of the Fund’s Class Y shares are not subject to a Rule 12b
-1
fee. Class Y shares are available exclusively to institutional investors, including, but not limited to, charitable organizations, governmental institutions, corporations, and trust & private bank platforms. Individual investors cannot invest directly in Class Y shares other than through a trust, private bank platform or other authorized financial intermediary. If you purchase Class Y shares through a financial intermediary, you may be charged a transaction
-based
fee or other fee for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Individual investors cannot invest directly in Class Y shares other than through a trust, private bank platform or other authorized financial intermediary. Mail the application and your check to:
Regular Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (888) 678
-6024
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares.
Individual investors cannot invest directly in Class Y shares other than through a trust,
13

private bank platform or other authorized financial intermediary.
Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•
Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
•
Spousal IRAs
•
Roth Individual Retirement Accounts (“Roth IRAs”)
•
Simplified Employee Pension Plans (“SEP IRAs”)
•  Coverdell Education Savings Accounts (“CESAs”)
Additional Information
If you have questions regarding the purchase of Fund shares, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time.
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares. Individual investors cannot invest directly in Class Y shares other than through a trust, private bank platform or other authorized financial intermediary. Mail the slip and your check to:
Regular Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
By Wire
Call Shareholder Services toll
-free
at (888) 678
-6024
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at toll
-free
(888) 678
-6024
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent toll
-free
at (888) 678
-6024
.
14

Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
Purchase Price
Purchase orders received in good order by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission and additional fees on your purchase and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
15

Additional Compensation to Financial Intermediaries.
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
16

Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or
17

(3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (888) 678
-6024
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
18

By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (888) 678
-6024
to request a form to start the Systematic Withdrawal Plan.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGING INTO OTHER SHARE CLASSES
You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll
-free
at (888) 678
-6024
for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
19

Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
Account Minimum
You must keep at least $2,000 worth of Investor Class and Institutional Class shares and at least $1,000,000 worth of Class Y shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below the applicable minimum due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll
-free
at (888) 678
-6024
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account
20

in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll
-free
at (888) 678
-6024
.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll
-free
at (888) 678
-6024
from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares and Class Y shares, and quarterly or annually for Investor Class shares); and
•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be available at least twice a year.
The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (888) 678
-6024
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
21

General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.
Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax exempt), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be
22

imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.
Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.
23

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class and Investor Class shares through April
30, 2021. Class Y shares have not commenced operations as of April
30, 2021. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling toll free at (888) 678
-6024
, or visiting the website
https://www.polencapital.com/strategies/small
-company-growth-fund
.
	Institutional Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period November 1, 2017* to April 30, 2018
Per Share Operating Performance
Net asset value, beginning of year/period	$11.17	$12.43	$10.21	$10.00
Net investment loss 1	(0.18)	(0.11)	(0.10)	(0.05)
Net realized and unrealized gain/(loss) on investments	8.72	(1.09)	2.34	0.26
Net increase/(decrease) in net assets resulting from operations	8.54	(1.20)	2.24	0.21
Dividends and distributions to shareholders from:
Net realized capital gains	(0.02)	(0.06)	(0.02)	—
Redemption fees	0.00 2	0.00 2	0.00 2	—
Net asset value, end of year/period	$19.69	$11.17	$12.43	$10.21
Total investment return 3	76.49%	(9.70)%	21.94%	2.10%
Ratios/Supplemental Data
Net assets, end of year/period (in thousands)	$118,390	$32,051	$7,940	$3,334
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25	% 4
Ratio of expenses to average net assets without waivers and expense reimbursements 5	1.34%	2.16%	3.38%	7.51	% 4
Ratio of net investment loss to average net assets	(1.06)%	(0.92)%	(0.87)%	(0.95	)% 4
Portfolio turnover rate	40%	68%	35%	8	% 6
*   Commencement of operations.

1
   The selected per share data was calculated using the average shares outstanding method for the period.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4
   Annualized.

5
   During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6
   Not annualized.
24

	Investor Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period February 8, 2019* to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of year/period	$11.14	$12.42	$11.54
Net investment loss 1	(0.22)	(0.13)	(0.03)
Net realized and unrealized gain/(loss) on investments	8.69	(1.09)	0.91
Net increase/(decrease) in net assets resulting from operations	8.47	(1.22)	0.88
Dividends and distributions to shareholders from:
Net realized capital gains	(0.02)	(0.06)	—
Redemption fees	0.00 2	0.00 2	—
Net asset value, end of year/period	$19.59	$11.14	$12.42
Total investment return 3	76.07%	(9.87)%	7.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,364	$1,272	$13
Ratio of expenses to average net assets	1.50%	1.50%	1.50	% 4
Ratio of expenses to average net assets without waivers and expense reimbursements 5	1.58%	2.34%	2.98	% 4
Ratio of net investment loss to average net assets	(1.31)%	(1.18)%	(1.12	)% 4
Portfolio turnover rate	40%	68%	35	% 6
*   Commencement of operations.

1
   The selected per share data was calculated using the average shares outstanding method for the period.

2
   Amount less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4
   Annualized.

5
   During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6
   Reflects portfolio turnover of the Fund for the year ended April 30, 2019.

25

POLEN U.S. SMALL COMPANY GROWTH FUND
of

FundVantage Trust
(888) 678
-6024
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports will be available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
htt
ps://www.polencapital.com/strategies/small
-company-growth-fun
d
. The Fund’s annual and semi
-annual
Shareholder Reports with respect to the Class Y Shares will be available when the Fund has completed a full fiscal year of operations.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapi
tal.com/strategies/small
-company-growth-fund
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (888) 678 -6024 8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov.
Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov
.
The investment company registration number is 811 -22027	STPOLSG -0921

As permitted by the Securities and Exchange Commission
, paper copies of the Polen International Small Company Growth Fund’s annual and semi
-annual
shareholder reports
are
no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen International Small Company Growth Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports
are
available on the Polen International Small Company Growth Fund’s website (https://www.polencapital.com/strategies/international
-small-company-growth-fund
), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen International Small Company Growth Fund, call the Polen International Small Company Growth Fund toll
-free
at (888) 678
-6024
or write to the Polen International Small Company Growth Fund at:
Polen International Small Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.
POLEN INTERNATIONAL SMALL
COMPANY GROWTH FUND
Investor Class	Institutional Class
PBIRX	PBIIX
of
FundVantage Trust
PROSPECTUS
September
1,
2021
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMAR Y
POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Investment Objective
Polen International Small Company Growth Fund (“the Fund”) seeks to achieve long
-term
growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.99%	0.99%
Total Annual Fund Operating Expenses 1	2.24%	1.99%
Fee Waiver and/or Expense Reimbursement 1	(0.74)%	(0.74)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.50%	1.25%
1
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$629	$1,132	$2,517
Institutional Class	$127	$555	$1,008	$2,267
1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of non
-U
.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI ex USA Small Cap Index (Net Dividend) on a rolling one
-year
basis (the “SmallCap Range”). This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the SmallCap Range; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of May
31, 2021, the total market capitalization range of companies included in the MSCI ACWI ex USA Small Cap Index (Net Dividend) over the past year was $23.64 million to $32.75
billion. Non
-U
.S. issuers are issuers that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and/or (iii) above; or (v) are exchange
-traded
funds that invest at least 80% of their assets in securities of “non
-U
.S. Issuers” that are small companies. While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies.
Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and/or (iii) above, or (v) are exchange
-traded
funds that invest in an emerging country or countries. While the Fund does not have a policy limiting its investment in emerging market companies, it is not currently anticipated that the Fund’s investment in emerging market companies will, under normal circumstances, exceed 40% of the Fund’s assets.
“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely
-recognized
index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.
The Adviser uses an intensive fundamental research process in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long
-term
stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high
-quality
small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability.
2

The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Common Stock Investment Risk:
Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.
•
Currency Risk:
Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
•
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Their development may be negatively impacted by less stable governments. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
•
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Foreign Securities Risk:
Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.
•
Geographic Concentration Risk:
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
3

•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Limited History of Operations:
The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
•
Small
-Cap
Risk:
The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
4

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past two calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World
®
Index (“ACWI”) (ex
-USA
Small Cap), (Net Dividend) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
https://www.polencapital.com/strategies/international
-small-company-growth-fund
 or by calling the Fund toll
-free
at (888) 678
-6024
.
Calendar Year
-to-Date
Total Return as of June
30, 2021: 5.03%
During the periods shown in the chart:
Best Quarter	Worst Quarter
27.12%	(23.04)%
(June 30, 2020)	(March 31, 2020)
Polen International Small Company Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2020	1 Year	Since Inception (December 31, 2018)
Return Before Taxes	18.27%	28.21%
Return After Taxes on Distributions	18.27%	28.10%
Return After Taxes on Distributions and Sale of Shares	10.82%	22.07%
MSCI All Country World ® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend) (reflects no deductions for fees, expenses or taxes) 1	14.24%	18.57%
Polen International Small Company Growth Fund — Investor Class Shares Average Annual Total Returns For the Periods Ended December 31, 2020	1 Year	Since Inception (February 8, 2019)
Return Before Taxes	18.02%	24.46%
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend) (reflects no deductions for fees, expenses or taxes) 1	14.24%	15.07%
1
The MSCI All Country World
®
Index (“ACWI”) (ex
-USA
Small Cap) (Net Dividend) captures small
-cap
representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 4,419 constituents, the MSCI ACWI (ex
-USA
Small Cap) (Net Dividend) covers approximately 14% of the global equity opportunity set outside the U.S.
After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Institutional Class shares; after
-tax
returns for Investor Class shares will vary.
5

Management of the Fund
Investment Adviser
Polen Capital Management, LLC serves as the Fund’s investment adviser.
Portfolio
Managers
Rob Forker,
Portfolio Manager and Analyst, has served as a portfolio manager the Fund since its inception in 2019. He has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2018.
Troy Renauld,
Portfolio Manager and Analyst, has served as a portfolio manager of the Fund since April 2021. He has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2018.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (888) 678
-6024
for current wire instructions.
Redemption by Telephone:
Call Shareholder Services toll free at (888) 678
-6024
.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
growth of capital. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity securities of non
-U
.S. issuers that are small companies. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the MSCI ACWI ex USA Small Cap Index (Net Dividend) on a rolling one
-year
basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. A non
-U
.S. issuer means an issuer that (i) has their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derives 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) is organized under the laws of, and has a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and/or (iii) above; or (v) are exchange
-traded
funds that invest at least 80% of their assets in securities of non
-U
.S. issuers that are small companies. While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies
(defined in the “Fund Summary” section). While the Fund does not have a policy limiting its investment in emerging market companies, it is not currently anticipated that the Fund’s investment in emerging market companies will, under normal circumstances, exceed 40% of the Fund’s assets.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short
-term
investment grade fixed income securities) to cover borrowings.
The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.
PRINCIPAL RISKS
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•
Common Stock Investment Risk:
Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by
7

an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.
•
Currency Risk:
Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
•
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and these issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those in developed markets. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of certain emerging market countries have expropriated substantial amounts of private property, and many claims of the property owners under such circumstances have never been fully settled. In the event of expropriation of private property, it is possible that an entire investment in an affected market could be lost. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
•
Equity Securities Risk:
Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•
Foreign Securities Risk:
Foreign (non
-U
.S.) securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies, due to less liquid securities and markets, and adverse economic, political, diplomatic, financial, and regulatory factors. For example, recent developments in certain Eurozone countries have caused the prices of securities to decline throughout the region. In addition, there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, making it more difficult for an account to buy and sell securities on those exchanges. Foreign governments also may impose limits on investment
8

and repatriation and impose taxes. Income from foreign issuers may be subject to non
-U
.S. withholding taxes. In some countries, investor accounts also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. and may involve certain risks (such as delays on payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available concerning non
-U
.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking. Further, it is often more expensive to trade securities in foreign markets as commissions are generally higher than in the U.S., and foreign exchanges and investment professionals are subject to less governmental regulation than in the U.S. Any of these events could cause the value of the foreign securities in which the Fund invests in to decline. Governmental economic policies, whether in the form of tariffs or the imposition or threat of other measures, that would have a restrictive effect on global trade could negatively impact foreign companies. The impact of such policies could be more significant for smaller foreign companies operating in emerging economies that may be more susceptible to adverse economic conditions, which in turn could have a commensurately negative impact on the Fund. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.
•
Geographic Concentration Risk:
From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, there is a risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
•
Growth Style Risk:
Growth investing involves buying stocks that have relatively high price
-to-earnings
ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.
•
Limited History of Operations:
The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
9

•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
•
Small
-Cap
Risk:
The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
OTHER RISKS
In addition to the principal risks described above, the Fund may also be subject to the following additional risk.
•
Cyber Security Risk:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
and on the Fund’s website at
https://www.polencapital.com/strategies/international
-small-company-growth-fund
. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov
.
10

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) is a registered investment adviser headquartered at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June
30, 2021, Polen Capital had approximately $73
billion in assets under management. Polen Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For the fiscal year ended April
30, 2021, after fee waivers and expense reimbursements, Polen Capital did not receive an investment advisory fee.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund’s semi
-annual
report to shareholders for the period ended October
31, 2020.
PORTFOLIO MANAGERS
Rob Forker,
Portfolio Manager and Analyst, is lead portfolio manager for the International Small Company Growth strategy and a member of the investment team at Polen Capital. Mr.
Forker joined Polen Capital Management in 2018. Prior to joining Polen Capital, he worked for ten years at Loomis, Sayles & Company with six of those years dedicated to the Global Opportunities Fund as a senior equity analyst and four years as an equity analyst in central research. Before business school, Mr.
Forker worked at Bear Stearns and Lehman Brothers on the institutional trading desks. He received his B.A. and M.B.A. from the University of Virginia. Mr.
Forker is a member of the Boston Economic Club.
Troy Renauld,
CFA, Portfolio Manager and Analyst, is co
-portfolio
manager for the International Small Company Growth Strategy and a member of the investment team at Polen Capital. Mr.
Renauld joined Polen Capital in 2018. Prior to joining Polen Capital, Mr.
Renauld worked for almost five years at Bright Rock Capital Management as an Equity Research Analyst. Mr.
Renauld received a B.S. in Civil Engineering from the University of Massachusetts Dartmouth and an M.B.A. with a Specialization in Asset Management from the Boston College Carroll School of Management.
The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.
11

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:
The Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events.
Securities listed on a non
-U
.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
12

PURCHASE OF SHARES
Share Classes
The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
Investor Class	Institutional Class
No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee
Shares representing interests in the Fund are offered on a continuous basis by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain broker
-dealers
, who may charge you a commission, or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Investor Class Shares
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
Institutional Class Shares
Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b
-1
fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts,
13

endowments, foundations or broker dealer purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:
Regular Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (888) 678
-6024
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares
. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•
Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
•
Spousal IRAs
•
Roth Individual Retirement Accounts (“Roth IRAs”)
14

•
Simplified Employee Pension Plans (“SEP IRAs”)
•
Coverdell Education Savings Accounts (“CESAs”)
Additional Information
If you have questions regarding the purchase of Fund shares, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time.
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares
. There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:
Regular Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
By Wire
Call Shareholder Services toll
-free
at (888) 678
-6024
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $100 with respect to Investor Class shares
. There is no minimum additional investment with respect to Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll
-free
at (888) 678
-6024
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent toll
-free
at (888) 678
-6024
.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
15

Purchase Price
Purchase orders received in good order by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission and additional fees on your purchase and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with
16

a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
17

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in Good Order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
18

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (888) 678
-6024
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (888) 678
-
6024
to request a form to start the Systematic Withdrawal Plan.
19

Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGING INTO OTHER SHARE CLASSES
You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll
-free
at (888) 678
-6024
for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
20

Account Minimum
You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following three medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll
-free
at (888) 678
-6024
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll
-free
at (888) 678
-6024
.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll
-free
at (888) 678
-6024
from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares); and
•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
21

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.
The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (888) 678
-6024
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by a Fund. In addition, dividends paid on securities lent out by a Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.
22

Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax exempt), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws
.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund
.
23

Basis Reporting and Holding Periods
. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.
Statements and Notices
. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.
24

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class shares and Investor Class shares through April
30, 2021. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling toll
-free
at (888) 678
-6024
or visiting the Fund’s website at
https://www.polencapital.com/strategies/international
-small-company-growth-fund
.
	Institutional Class
	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period December 31, 2018 * to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of year/period	$12.02		$11.93	$10.00
Net investment income/(loss) 1	(0.08)		(0.03)	0.00 2
Net realized and unrealized gain on investments	5.08		0.22	1.93
Net increase in net assets resulting from operations	5.00		0.19	1.93
Dividends and distributions to shareholders from:
Net realized capital gains	(0.00	) 2	(0.10)	—
Redemption Fees	—		0.00 2	—
Net asset value, end of year/period	$17.02		$12.02	$11.93
Total investment return 3	41.61%		1.48%	19.30%
Ratios/Supplemental Data
Net assets, end of year/period (in thousands)	$29,799		$7,908	$3,357
Ratio of expenses to average net assets	1.25%		1.25%	1.25	% 4
Ratio of expenses to average net assets without waivers and expense reimbursements 5	2.00%		3.95%	7.51	% 4
Ratio of net investment income to average net assets	(0.50)%		(0.21)%	0.01	% 4
Portfolio turnover rate	32%		25%	9	% 6
*   Commencement of operations.

1
   The selected per share data was calculated using the average shares outstanding method for the period.

2
   Amount is less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4
   Annualized.

5
   During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6
   Not annualized.
25

	Investor Class
	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period February 8, 2019* to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of year/period	$11.98		$11.92	$10.81
Net investment income/(loss) 1	(0.11)		(0.06)	0.01
Net realized and unrealized gain on investments	5.06		0.22	1.10
Net increase in net assets resulting from operations	4.95		0.16	1.11
Dividends and distributions to shareholders from:
Net realized capital gains	(0.00	) 2	(0.10)	—
Redemption Fees	—		0.00 2	—
Net asset value, end of year/period	$16.93		$11.98	$11.92
Total investment return 3	41.33%		1.23%	10.27%
Ratios/Supplemental Data
Net assets, end of year/period (in thousands)	$854		$172	$37
Ratio of expenses to average net assets	1.50%		1.50%	1.50	% 4
Ratio of expenses to average net assets without waivers and expense reimbursements 5	2.24%		4.26%	7.17	% 4
Ratio of net investment income to average net assets	(0.75)%		(0.46)%	0.36	% 4
Portfolio turnover rate	32%		25%	9	% 6,7
*   Commencement of operations.

1
   The selected per share data was calculated using the average shares outstanding method for the period.

2
   Amount less than $0.005 per share.

3
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4
   Annualized.

5
   During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

6
   Not annualized.
7
   Reflects portfolio turnover of the Fund for the period December 31, 2018 to April 30, 2019.
26

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
of

FundVantage Trust
(888) 678
-6024
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports will be available, free of charge, by calling (888) 678
-6024
or on the Fund’s website at
h
ttps://www.polencapital.com/strategies/international
-small-company-growth-
fund
.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/international
-small-company-growth-fund
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Polen International Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (888) 678 -6024 8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov.
The investment company registration number is 811 -22027	STPOLIS -0921

As permitted by the Securities and Exchange Commission, paper copies of the Polen U.S. SMID Company Growth Fund’s annual and semi
-annual
shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen U.S. SMID Company Growth Fund or from your financial intermediary. Instead, annual and semi
-annual
shareholder reports are available on the Polen U.S. SMID Company Growth Fund’s website (https://www.polencapital.com/strategies/us
-smid-company-growth-strategy
), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi
-annual
shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen U.S. SMID Company Growth Fund, call the Polen U.S. SMID Company Growth Fund toll
-free
at (888) 678
-6024
or write to the Polen U.S. SMID Company Growth Fund at:
Polen U.S. SMID Company Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940
-8029
Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.
POLEN U.S. SMID COMPANY GROWTH FUND
Investor Class	Institutional Class
PBMRX	PBMIX
a series of
FundVantage Trust
PROSPECTUS
September
1
, 2021
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMAR Y
POLEN U.S. SMID COMPANY GROWTH FUND
Investment Objective
Polen U.S. SMID Company Growth Fund (the “Fund”) seeks to achieve long
-term
growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	3.58%	3.58%
Total Annual Fund Operating Expenses	4.83%	4.58%
Fee Waiver and/or Expense Reimbursement	(3.53)%	(3.53)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.30%	1.05%
1
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.30% (on an annual basis) with respect to Investor Class Shares, and 1.05% (on an annual basis) with respect to Institutional Class Shares of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2023 unless the Board of Trustees the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Investor Class	$132	$1,136
Institutional Class	$107	$1,063
1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from April
1, 2021 (commencement of operations) through April
30, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of small and mid
-cap
companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small or mid
-cap
companies. This 80% policy to invest in small and mid
-cap
companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small and mid
-cap
companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the Russell 2500
®
Index. This policy does not require the Fund to sell the security of a small or mid
-cap
company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500
®
Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid
-cap
company portfolio. As of April
30, 2021, the average weighted market capitalization of the issuers in the Russell 2500
®
Index was $7.68
billion.
The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Adviser believes that consistent earnings growth is the primary driver of long
-term
stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high
-quality
small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability.
The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
•
Small
-Cap
Risk
: The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
2

•
Mid
-Cap
Risk
: Mid
-cap
companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
•
Equity Securities Risk
: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Growth Style Risk
: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Risk
: The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Non
-Diversification
Risk
: Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk
: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Polen Capital Management, LLC serves as the Fund’s investment adviser.
Portfolio Manager
Rayna Lesser Hannaway,
Portfolio Manager and Analyst, has served as portfolio manager for the Fund since its inception in 2021. She has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.
3

Purchase and Sale of Fund Shares
Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or Redemption by Mail:
Regular Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire:
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (888) 678
-6024
for current wire instructions.
Redemption by Telephone:
Please call Shareholder Services toll
-free
at (888) 678
-6024
.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker
-dealer
or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVE
The Fund seeks to achieve long
-term
growth of capital. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval upon 60 days’ notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES
The Fund’s principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser will use on a day
-to-day
basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Fund’s Statement of Additional Information (“SAI”). The Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Fund’s SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.
Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in securities of U.S. issuers that are small and mid
-cap
companies. This policy does not require the Fund to sell the security of a small or mid
-cap
company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500
®
Index on a trailing three
-year
basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid
-cap
company portfolio. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. A U.S. issuer means an issuer that (i) has their principal securities trading market in the United States; or (ii) is organized under the laws of, and has a principal office in, the United States at the time of purchase.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short
-term
investment grade fixed income securities) to cover borrowings.
The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.
PRINCIPAL RISKS
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value, yield and total return. It is possible to lose money by investing in the Fund.
•
Small
-Cap
Risk:
The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
•
Mid
-Cap
Risk:
In addition to small
-cap
securities, the Fund may also invest in the securities of mid
-cap
companies. Investment in mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of mid
-cap
companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid
-cap
companies may be more vulnerable to economic, market and industry changes than larger companies. As a result, share price changes may be sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because mid
-cap
companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
5

•
Equity Securities Risk:
Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Risk:
The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets, and reduce the value of a portfolio investing in equities. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Small and mid
-cap
companies may be more vulnerable than large
-cap
companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large
-cap
companies and therefore may involve greater risk. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Non
-Diversification
Risk:
Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
6

OTHER RISKS
•
Cyber Security Risk:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Funds. The Adviser and the Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6
024
and on the Fund’s website at
https://ww
w.polencapital.co
m/strategies/us
-smid-company-growth-strategy
.
The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov
.
7

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by the Fund and its shareholders.
INVESTMENT ADVISER
Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) is a registered investment adviser headquartered at 1825 NW Corporate Blvd., Suite 300, Boca Raton, FL 33431. Polen Capital was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of June
30, 2021, Polen Capital had approximately $73
billion in assets under management. Polen Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Polen Capital is entitled to receive an investment advisory fee of 1.00% of the average daily net assets of the Fund.
A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Polen Capital and the Trust, on behalf of the Fund, is available in the Fund’s annual report to shareholders for the fiscal period ended April
30, 2021.
PORTFOLIO MANAGER
Rayna Lesser Hannaway, CFA,
Portfolio Manager and Analyst, is portfolio manager of the U.S. SMID Company Growth strategy, co
-portfolio
manager of the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. Ms. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston evaluating small and mid
-cap
companies. She also spent nine years working in small cap research for Jennison Associates and Lord Abbett & Company. Ms. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University, where she graduated summa cum laude.
The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.
PRIOR PERFORMANCE OF THE INVESTMENT ADVISER
Shown below is performance information for a fully discretionary account managed by the Adviser using a strategy substantially similar to that to be used by the Fund (the “Account”). This account is managed with investment objectives, policies and strategies substantially similar to those used in managing the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.
The Account for which results are reported is both “gross” of fees and “net” of fees (
i.e.,
before and after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). The returns of the Account were not calculated using the standardized SEC method of calculating returns. The Account is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Account could have been adversely affected if the separate account had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate account are lower than the expected operating expenses of the Fund, the performance results of the Account would be greater than what the Fund’s performance would have been.
Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.
For the period beginning April
1, 2020 through March
31, 2021:
Russell 2500 ® Growth Index change	Investment Strategy (gross-of-fees return)	Investment Strategy (net-of-fees return)
87.46%	110.06%	107.99%
The Account (inception date April
1, 2020) reflects the use of an investment strategy that is primarily invested in common stocks of U.S. companies included in the Russell 2500
®
Growth Index (the “Account Strategy”), which is substantially similar to that of the Fund. The Account reflects a discretionary account managed by the Adviser using the Account Strategy. The Account benchmark is the Russell 2500
®
Growth Index, which measures the
8

performance of the small to mid
-cap
growth segment of the US equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by FTSE Russell’s methodology. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid
-cap
opportunity set and that the represented companies continue to reflect growth characteristics. The returns for this index do not include any transaction costs, management fees or other costs.
Performance results reflect the reinvestment of dividends and other earnings. All returns are based in U.S. dollars and are computed using a time
-weighted
total rate of return. Net
-of-fee
returns are calculated using a fee of 1.00% per annum since commencement of operations.
The information above has not been audited by the Fund’s independent registered public accounting firm, and the Fund’s independent registered public accounting firm does not express an opinion thereon. Addition information regarding policies for calculating and reporting Account returns, is available upon request.
The period for which the returns of the Account Strategy are shown is the nine month period from April
1, 2020 through December
31, 2020. During this period, financial markets experienced heighted volatility and unusual circumstances in connection with the COVID
-19
pandemic. For example, the period for which returns of the Account Strategy are shown includes the recovery from a large decline in equity markets at the onset of the pandemic in March 2020. No inferences should be drawn from the returns of the Account Strategy regarding the future performance of Fund.
9

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:
The Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such significant events.
Securities listed on a non
-U
.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September
8, 2022.
10

PURCHASE OF SHARES
Share Classes
The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
Investor Class	Institutional Class
No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee
Shares representing interests in the Fund are offered on a continuous basis by the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries who may charge you a commission, or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund’s shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Investor Class Shares
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
11

Institutional Class Shares
Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b
-1
fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:
Regular Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll
-free
at (888) 678
-6024
for more information.
The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
By Wire
To make a same
-day
wire investment, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you.
Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares.
Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account and Education Savings Account Investments
You may invest in the Fund through the following individual retirement accounts:
•
Traditional Individual Retirement Accounts (“IRAs”)
•
Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
12

•
Spousal IRAs
•
Roth Individual Retirement Accounts (“Roth IRAs”)
•
Simplified Employee Pension Plans (“SEP IRAs”)
•  Coverdell Education Savings Accounts (“CESAs”)
Additional Information
If you have questions regarding the purchase of Fund shares, call Shareholder Services toll
-free
at (888) 678
-6024
before 4:00 p.m. Eastern time.
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.
Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:
Regular Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
By Wire
Call Shareholder Services toll
-free
at (888) 678
-6024
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Please make sure your wire is for at least $100 with respect to Investor Class shares.
There is no minimum additional investment with respect to Institutional Class shares.
Automatic Investment Plan
You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund toll
-free
at (888) 678
-6024
to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent toll
-free
at (888) 678
-6024
.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.
Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.
13

Purchase Price
Purchase orders received in good order by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of the Fund through a financial intermediary who may charge you a commission and additional fees on your purchase and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut
-off
time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders are required to be priced at the Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”
Networking and Sub
-Transfer
Agency Fees.
The Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record
-keeping
and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with
14

a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Fund
The Fund reserves the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund; and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.
15

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short
-term
trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third party check.
Under normal market conditions, the Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings consistent with its investment strategy. The Fund generally pays redemptions proceeds in cash; however, the Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. The Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
16

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (888) 678 -6024
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.
•
The Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (888) 678
-6024
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi
-annual
basis (minimum withdrawal of $100). Call Shareholder Services toll
-free
at (888) 678
-60
24
to request a form to start the Systematic Withdrawal Plan.
17

Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.
Late Trading
Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGING INTO OTHER SHARE CLASSES
You may transfer your shares into another class of shares of this Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Fund directly, call the transfer agent toll
-free
at (888) 678
-6024
for information on exchanging shares into another class of the Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Fund. Transfers between classes of a single Fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
18

Account Minimum
You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll
-free
at (888) 678
-6024
for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll
-free
at (888) 678
-6024
.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll
-free
at (888) 678
-6024
from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.
Account Statements
The Fund currently provides the following account information:
•
confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);
•
account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares); and
•
tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.
19

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.
The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.
With the exception of statutorily required items, the Fund may change any of the above practices without notice.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of its Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll
-free
at (888) 678
-6024
or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.
Distributions.
The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.
20

Ordinary Income.
Net investment income (except for qualified dividends and income designated as tax
-exempt
), distributions of income from securities lending, and short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by the Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.
Sale of Shares.
It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transactions may be subject to federal income tax. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in the Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in the Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
21

Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.
Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year. Annual and Semiannual Shareholder Reports will be available when the Fund has completed a full fiscal year of operations.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable
U.S. share
holders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.
22

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class shares for the period from April
1, 2021 (commencement of operations) through April
30, 2021. Investor Class shares have not commenced operations as of the date of this Prospectus. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2021 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling toll free at (888) 678
-6024
, or visiting the website
https://www.polencapital.com/strategies/us
-smid-company-growth-strategy
.
	Institutional Class
	For the Period April 1, 2021* to April 30, 2021
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment loss 1	(0.01)
Net realized and unrealized gain on investments	0.62
Net increase in net assets resulting from operations	0.61
Net asset value, end of period	$10.61
Total investment return 2	6.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,583
Ratio of expenses to average net assets	1.05	% 3
Ratio of expenses to average net assets without waivers and expense reimbursements 4	4.58	% 3
Ratio of net investment loss to average net assets	(1.05	)% 3
Portfolio turnover rate	—
*   Commencement of operations.
1
   The selected per share data was calculated using the average shares outstanding method for the period.
2
   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
3
   Annualized.
4
   During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
23

POLEN U.S. SMID COMPANY GROWTH FUND
of

FundVantage Trust
(888) 678
-6024
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi
-annual
reports are available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/us
-smid-company-growth-strategy
.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll
-free
at (888) 678
-6024
or on the Fund’s website at
https://www.polencapital.com/strategies/us
-smid-company-growth-strategy
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Polen U.S. SMID Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (888) 678 -6024 8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Fund (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov
.
The investment company registration number is 811 -22027 .	STG507 -0921